UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

Equities: 97.2%
Information 26.5%
	> Business Software 6.2%
5,200,000	Informatica (a)(b)	$271,596
	Enterprise Data Integration Software
2,700,000	Micros Systems (a)	133,461
	Information Systems for Hotels, Restaurants & Retailers
2,100,000	ANSYS (a)	113,799
	Simulation Software for Engineers & Designers
1,100,000	Quality Systems	91,674
	IT Systems for Medical Groups & Ambulatory Care Centers
1,480,000	Concur Technologies (a)	82,066
	Web Enabled Cost & Expense Management Software
1,919,615	Constant Contact (a)(b)(c)	66,995
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
1,700,000	Blackboard (a)	61,608
	Education Software
2,250,000	Blackbaud (b)	61,290
	Software & Services for Non-profits
2,025,000	Kenexa (a)(b)	55,870
	Recruiting & Workforce Management Solutions
1,800,000	NetSuite (a)	52,344
	End to End IT Systems Solutions Delivered Over the Web
2,000,000	Tyler Technologies (a)(b)	47,420
	Financial, Tax, Court & Document Management Systems for Local Governments
1,200,000	Ariba (a)	40,968
	Cost Management Software
850,000	Red Hat (a)	38,581
	Maintenance & Support for Open Source & Middleware
920,000	Jack Henry & Associates	31,179
	Systems Financial Institutions
690,000	Advent Software (a)	19,782
	Asset Management & Trading Systems
900,000	SPS Commerce (a)(b)	13,959
	Supply Chain Management Software Delivered via the Web
1,500,000	Actuate (a)	7,800
	Information Delivery Software & Solutions
1,000,000	InContact (a)	3,300
	Call Center Systems Delivered via the Web & Telecommunications Services
		1,193,692
	> Instrumentation 3.9%
1,600,000	Mettler Toledo (a)	275,200
	Laboratory Equipment
2,780,000	IPG Photonics (a)(b)	160,350
	Fiber Lasers
5,914,999	Hexagon (Sweden)	141,224
	Measurement Equipment & Software
2,035,000	Trimble Navigation (a)	102,849
	GPS-based Instruments
300,000	Dionex (a)	35,415
	Ion & Liquid Chromatography
600,000	FLIR Systems	20,766
	Infrared Cameras
400,000	Hamamatsu Photonics (Japan)	15,855
	Optical Sensors for Medical & Industrial Applications
		751,659
	> Computer Hardware & Related Equipment 2.7%
3,565,000	Amphenol	193,900
	Electronic Connectors
2,275,000	II-VI (a)(b)	113,181
	Laser Optics & Specialty Materials
1,605,000	Zebra Technologies (a)	62,980
	Bar Code Printers
1,140,000	Dolby Laboratories (a)	56,100
	Audio Technology for Consumer Electronics
1,200,000	Netgear (a)	38,928
	Networking Products for Small Business & Home
800,000	Nice Systems - ADR (Israel) (a)	29,552
	Audio & Video Recording Solutions
605,000	Stratasys (a)	28,435
	Rapid Prototyping Systems
		523,076
	> Mobile Communications 2.2%
6,300,000	Crown Castle International (a)	268,065
	Communications Towers
3,150,000	SBA Communications (a)	124,992
	Communications Towers
1,000,000	MetroPCS Communications (a)	16,240
	Discount Cellular Telephone Services
1,500,000	Globalstar (a)	1,905
	Satellite Mobile Voice & Data Carrier
		411,202
	> Semiconductors & Related Equipment 2.0%
8,130,000	Atmel (a)	110,812
	Microcontrollers, Radio Frequency & Memory Semiconductors
2,345,000	Microsemi (a)	48,565
	Analog/Mixed-signal Semiconductors
5,000,000	Entegris (a)	43,850
	Semiconductor Materials Management Products
3,440,000	ON Semiconductor (a)	33,953
	Mixed-signal & Power Management Semiconductors
500,000	Littelfuse	28,550
	Little Fuses
1,900,000	IXYS (a)(b)	25,517
	Power Semiconductors
1,750,000	TriQuint Semiconductor (a)	22,592
	Radio Frequency Semiconductors
972,700	Supertex (a)(b)	21,672
	Analog/Mixed-signal Semiconductors

Number of Shares		Value (000)

	> Semiconductors & Related Equipment—continued
1,765,000	Pericom Semiconductor (a)(b)	$18,303
	Interface Integrated Circuits (ICs) & Frequency Control Products
1,650,000	Applied Micro Circuits (a)	17,127
	Communications Semiconductors
800,000	Monolithic Power Systems (a)	11,352
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
		382,293
	> Telephone and Data Services 1.9%
9,500,000	tw telecom (a)(b)	182,400
	Fiber Optic Telephone/Data Services
1,265,000	AboveNet	82,048
	Metropolitan Fiber Communications Services
2,520,000	Cogent Communications (a)(b)	35,960
	Internet Data Pipelines
9,600,000	PAETEC Holding (a)(b)	32,064
	Telephone/Data Services for Business
2,000,000	General Communications (a)	21,880
	Commercial Communications & Consumer CATV, Web & Phone in Alaska
		354,352
	> Telecommunications Equipment 1.6%
2,305,000	Polycom (a)	119,514
	Video Conferencing Equipment
685,000	F5 Networks (a)	70,260
	Internet Traffic Management Equipment
1,725,000	Finisar (a)	42,435
	Optical Sub-systems & Components
1,260,000	Blue Coat Systems (a)	35,482
	WAN Acceleration & Network Security
1,720,000	Ixia (a)	27,314
	Telecom Network Test Equipment
1,925,000	Infinera (a)	16,151
	Optical Networking Equipment
		311,156
	> Computer Services 1.1%
2,900,000	iGate (b)	54,433
	IT & BPO (Business Process Outsourcing) Services
1,655,000	SRA International (a)	46,936
	Government IT Services
2,064,900	Virtusa (a)(b)	38,675
	Offshore IT Outsourcing
1,560,000	Acxiom (a)	22,386
	Database Marketing Services
1,045,000	ExlService Holdings (a)	22,102
	BPO (Business Process Outsourcing)
4,500,000	Hackett Group (a)(b)	17,280
	IT Integration & Best Practice Research
1,000,000	WNS - ADR (India) (a)	10,550
	Offshore BPO (Business Process Outsourcing) Services
		212,362
	> Gaming Equipment & Services 1.0%
3,725,000	Bally Technologies (a)(b)	140,991
	Slot Machines & Software
1,150,000	WMS Industries (a)	40,653
	Slot Machine Provider
		181,644
	> CATV 0.9%
3,000,000	Discovery Communications, Series C (a)	105,630
	Cable TV Programming
1,250,000	Liberty Global, Series A (a)	51,763
	Cable TV Franchises Outside the USA
17,770	Jupiter Telecommunications (Japan)	17,474
	Largest Cable Service Provider in Japan
		174,867
	> Financial Processors 0.9%
2,429,000	Global Payments	118,827
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	31,121
	Singapore Equity & Derivatives Market Operator
750,000	Hong Kong Exchanges and Clearing (Hong Kong)	16,245
	Hong Kong Equity & Derivatives Market Operator
		166,193
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	106,531
	Electronic Components Distribution
		106,531
	> Contract Manufacturing 0.4%
1,490,000	Plexus (a)	52,239
	Electronic Manufacturing Services
2,800,000	Sanmina-SCI (a)	31,388
	Electronic Manufacturing Services
		83,627
	> Business Information & Marketing Services 0.4%
900,000	FTI Consulting (a)	34,497
	Financial Consulting Firm
3,100,000	Navigant Consulting (a)(b)	30,969
	Financial Consulting Firm
450,000	Verisk Analytics (a)	14,742
	Risk & Decision Analytics
		80,208
	> Internet Related 0.3%
435,000	Equinix (a)	39,628
	Network Neutral Data Centers
464,305	Mail.ru - GDR (Russia) (a)(d)	13,906
	Internet Social Networking & Games for Russian Speakers
1,000,000	TheStreet.com	3,350
	Financial Information Websites
		56,884

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Entertainment Programming 0.1%
800,000	IMAX (Canada) (a)	$25,584
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
		25,584
	> Consumer Software 0.1%
3,567,000	THQ (a)(b)	16,266
	Entertainment Software
		16,266
	> Radio 0.1%
1,541,000	Salem Communications (b)	5,779
	Radio Stations for Religious Programming
164,991	Saga Communications (a)	5,738
	Radio Stations in Small & Mid-sized Cities
2,400,000	Spanish Broadcasting System (a)(b)	2,280
	Spanish Language Radio Stations
		13,797
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications (a)	6,775
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	3,623
	Mid-market Affiliated TV Stations
		10,398
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)(c)	6,495
	Advertising on Digital Screens in China’s Mass Transit System
		6,495
Information: Total		5,062,286

Industrial Goods & Services 18.3%
	> Machinery 10.1%
6,750,000	Ametek	296,122
	Aerospace/Industrial Instruments
4,200,000	Donaldson (b)	257,418
	Industrial Air Filtration
1,500,000	Nordson	172,590
	Dispensing Systems for Adhesives & Coatings
3,650,000	Oshkosh (a)	129,137
	Specialty Truck Manufacturer
3,350,000	Pentair	126,597
	Pumps & Water Treatment
2,565,000	Clarcor (b)	115,245
	Mobile & Industrial Filters
1,800,000	Pall	103,698
	Filtration & Fluids Clarification
2,625,000	Kennametal	102,375
	Consumable Cutting Tools
2,050,000	MOOG (a)	94,116
	Motion Control Products for Aerospace, Defense & Industrial Markets
2,200,000	ESCO Technologies (b)	83,930
	Automatic Electric Meter Readers
1,800,000	HEICO (b)	80,964
	FAA Approved Aircraft Replacement Parts
1,150,000	WABCO Holdings (a)	70,886
	Truck & Bus Component Supplier
1,525,000	Mine Safety Appliances	55,922
	Safety Equipment
805,000	Toro	53,307
	Turf Maintenance Equipment
1,300,000	Kaydon	50,947
	Specialized Friction & Motion Control Products
600,000	Wabtec	40,698
	Freight & Transit Component Supplier
1,600,000	Generac (a)	32,464
	Stand-by Power Generators
287,000	Neopost (France)	25,140
	Postage Meter Machines
3,500,000	Jain Irrigation Systems (India)	14,038
	Agricultural Micro-irrigation Systems & Food Processing
10,000,000	Marel (Iceland) (a)	11,242
	Largest Manufacturer of Poultry & Fish Processing Equipment
1,250,000	Spartan Motors	8,575
	Specialty Truck & Chassis Manufacturer
		1,925,411
	> Industrial Materials & Specialty Chemicals 2.3%
1,575,972	Albemarle	94,196
	Refinery Catalysts & Other Specialty Chemicals
340,000	Novozymes (Denmark)	52,055
	Industrial Enzymes
1,800,000	Nalco Holding Company	49,158
	Provider of Water Treatment & Process Chemicals & Services
753,000	Mersen (France)	41,757
	Advanced Industrial Materials
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	37,190
	Producer of Specialty Fertilizers, Lithium & Iodine
1,260,000	Drew Industries (b)	28,136
	RV & Manufactured Home Components
1,100,000	Albany International	27,390
	Paper Machine Clothing & Advanced Textiles
300,000	FMC Corp.	25,479
	Niche Specialty Chemicals
10,000	Sika (Switzerland)	24,083
	Chemicals for Construction & Industrial Applications
350,000	Greif	22,893
	Industrial Packaging
2,218,700	Kansai Paint (Japan)	19,229
	Paint Producer in Japan, India, China & Southeast Asia
400,000	Silgan Holdings	15,256
	Metal & Plastic Packaging
		436,822
	> Other Industrial Services 2.0%
3,200,000	Expeditors International of Washington	160,448
	International Freight Forwarder

Number of Shares		Value (000)

	> Other Industrial Services—continued
1,731,432	Imtech (Netherlands)	$64,265
	Electromechanical & Information & Communications Technologies Installation & Maintenance
1,300,000	Forward Air	39,819
	Freight Transportation Between Airports
1,600,000	Mobile Mini (a)	38,432
	Portable Storage Units Leasing
1,000,000	UTI Worldwide	20,240
	Freight Forwarding & Logistics
1,050,000	TrueBlue (a)	17,629
	Temporary Manual Labor
626,524	Arcadis (Netherlands)	15,143
	Engineering Consultants
450,000	LKQ (a)	10,845
	Alternative Auto Parts Distribution
10,000,000	Hutchison Port Holdings Trust (Hong Kong) (a)	9,900
	Southern China Container Ports
900,000	American Reprographics (a)	9,315
	Document Management & Logistics
		386,036
	> Industrial Distribution 1.0%
900,000	WW Grainger	123,912
	Industrial Distribution
2,600,000	Interline Brands (a)(b)	53,040
	Industrial Distribution
100,000	Watsco	6,971
	HVAC Distribution
		183,923
	> Electrical Components 0.7%
1,440,000	Acuity Brands	84,226
	Commercial Lighting Fixtures
1,322,000	Ushio (Japan)	25,855
	Industrial Light Sources
600,000	Ibiden (Japan)	18,989
	Electronic Parts & Ceramics
351,000	Saft (France)	14,913
	Niche Battery Manufacturer
		143,983
	> Outsourcing Services 0.6%
1,950,000	Quanta Services (a)	43,738
	Electrical & Telecom Construction Services
1,210,000	Insperity	36,760
	Professional Employer Organization
2,559,000	Serco (United Kingdom)	22,907
	Facilities Management
600,000	GP Strategies (a)	8,160
	Training Programs
		111,565
	> Construction 0.6%
66,000	NVR (a)	49,896
	D.C. Homebuilder
700,000	Simpson Manufacturing	20,622
	Wall Joint Maker
1,800,000	Mills Estruturas e Serviços de Engenharia (Brazil)	19,790
	Civil Engineering & Construction
700,000	Lumber Liquidators (a)	17,493
	Hardwood Flooring Retailer
		107,801
	> Waste Management 0.5%
1,672,500	Waste Connections	48,151
	Solid Waste Management
1,000,000	Republic Services	30,040
	Solid Waste Management
280,000	Clean Harbors (a)	27,625
	Hazardous Waste Services & Disposal
		105,816
	> Conglomerates 0.3%
2,225,287	Aalberts Industries (Netherlands)	52,808
	Flow Control & Heat Treatment
		52,808
	> Steel 0.2%
2,340,000	GrafTech International (a)	48,274
	Industrial Graphite Materials Producer
		48,274
	> Water —%
1,750,000	Mueller Water Products	7,840
	Fire Hydrants, Valves & Ductile Iron Pipes
		7,840
Industrial Goods & Services: Total		3,510,279

Consumer Goods & Services 16.8%
	> Retail 4.7%
4,035,000	lululemon athletica (a)(b)	359,316
	Premium Active Apparel Retailer
3,510,000	Abercrombie & Fitch	206,037
	Teen Apparel Retailer
2,300,000	Shutterfly (a)(b)	120,428
	Internet Photo-centric Retailer
5,225,000	Saks (a)	59,095
	Luxury Department Store Retailer
5,600,000	Pier 1 Imports (a)	56,840
	Home Furnishing Retailer
2,562,000	Chico’s FAS	38,174
	Women’s Specialty Retailer
4,150,000	Talbots (a)(b)(c)	25,066
	Women’s Specialty Retailer
525,000	DSW (a)(c)	20,979
	Branded Footwear Retailer
180,000	Blue Nile (a)	9,718
	Online Jewelry Retailer
1,371,366	Gaiam (b)	9,051
	Healthy Living Catalogs & E-Commerce
66,000	The Fresh Market (a)	2,491
	Specialty Food Retailer
		907,195
	> Apparel 3.1%
2,190,000	Warnaco Group (a)(b)	125,246
	Global Branded Apparel Manufacturer

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Apparel—continued
2,100,000	Coach	$109,284
	Designer & Retailer of Branded Leather Accessories
1,120,000	Deckers Outdoor (a)	96,488
	Fashion Footwear Wholesaler
1,980,000	Guess?	77,913
	Branded Apparel, Accessories & Licensor
1,055,000	Phillips-Van Heusen	68,607
	Apparel Wholesaler & Retailer
2,047,000	True Religion Apparel (a)(b)	48,043
	Premium Denim
1,000,000	Hanesbrands (a)	27,040
	Apparel Wholesaler
1,400,000	Crocs (a)	24,976
	Branded Footwear Wholesaler & Retailer
400,000	Steven Madden (a)	18,772
	Wholesaler/Retailer of Fashion Footwear
120,537	Zuoan Fashion (China) (a)	833
	Men’s Apparel Provider in China
		597,202
	> Travel 2.5%
3,850,000	Gaylord Entertainment (a)(b)	133,518
	Convention Hotels
3,900,000	Expedia	88,374
	Online Travel Services Company
4,600,000	Avis Budget Group (a)	82,386
	Second Largest Car Rental Company
1,250,000	Vail Resorts (a)	60,950
	Ski Resort Operator & Developer
3,000,000	Hertz (a)	46,890
	Largest U.S. Rental Car Operator
970,000	Choice Hotels	37,685
	Franchisor of Budget Hotel Brands
2,000,000	Localiza Rent A Car (Brazil)	32,095
	Car Rental
		481,898
	> Food & Beverage 1.5%
2,200,000	Hansen Natural (a)	132,506
	Alternative Beverages
1,300,000	Diamond Foods (b)(c)	72,540
	Culinary Ingredients & Snack Foods
32,000,000	Olam International (Singapore)	71,052
	Agriculture Supply Chain Manager
1,200,000	GLG Life Tech (Canada) (a)	12,660
	Produce an All-natural Sweetener Extracted from the Stevia Plant
240,000	Snyder’s - Lance	4,764
	Snack Foods
		293,522
	> Educational Services 1.0%
1,080,000	ITT Educational Services (a)(c)	77,922
	Post-secondary Degree Services
2,800,000	Career Education (a)	63,616
	Post-secondary Education
1,700,000	Universal Technical Institute (b)	33,065
	Vocational Training
200,000	New Oriental Education & Technology - ADR (China) (a)	20,014
	Education Service Provider
2,000,000	Voyager Learning, Contingent Value Rights (a)(d)	262
	Education Services for the K-12 Market
		194,879
	> Furniture & Textiles 0.9%
4,000,000	Knoll (b)	83,840
	Office Furniture
2,800,000	Herman Miller	76,972
	Office Furniture
1,000,000	Interface	18,490
	Modular & Broadloom Carpet
		179,302
	> Other Consumer Services 0.7%
2,190,000	Lifetime Fitness (a)(b)	81,709
	Sport & Fitness Club Operator
14,000,000	Lifestyle International (Hong Kong)	33,568
	Mid- to High-end Department Store Operator in Hong Kong & China
4,250,000	Move (a)	10,157
	Real Estate Internet Websites
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	4,704
	Provides Real Estate Services in China
		130,138
	> Casinos & Gaming 0.7%
1,590,000	Penn National Gaming (a)	58,925
	Regional Casino Operator
3,400,000	Pinnacle Entertainment (a)(b)	46,308
	Regional Casino Operator
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	22,800
	Macau Casino Operator
		128,033
	> Other Durable Goods 0.5%
1,720,000	Jarden	61,181
	Branded Household Products
388,907	Cavco Industries (a)(b)	17,563
	Manufactured Homes
400,000	Tesla Motors (a)	11,080
	Design, Manufacture & Sell High Performance Electric Vehicles
		89,824
	> Restaurants 0.4%
2,000,000	AFC Enterprises (a)(b)	30,260
	Popeye’s Restaurants
300,000	P.F. Chang’s China Bistro	13,857
	Mandarin Style Restaurants
450,000	Cheesecake Factory (a)	13,540
	Casual Dining Restaurants
675,000	Bravo Brio Restaurant Group (a)	11,941
	Upscale Casual Italian Restaurants
		69,598

Number of Shares		Value (000)

	> Consumer Goods Distribution 0.3%
2,100,000	Pool	$50,631
	Distributor of Swimming Pool Supplies & Equipment
		50,631
	> Nondurables 0.2%
1,600,000	Helen of Troy (a)(b)	47,040
	Hair Dryers & Curling Irons
		47,040
	> Leisure Products 0.2%
1,190,000	Thor Industries	39,710
	RV & Bus Manufacturer
		39,710
	> Other Entertainment 0.1%
220,000	CTS Eventim (Germany)	14,194
	Event Ticket Sales
		14,194
Consumer Goods & Services: Total		3,223,166
Energy & Minerals 11.1%
	> Oil Services 4.6%
3,100,000	FMC Technologies (a)	292,888
	Oil & Gas Wellhead Manufacturer
2,570,626	Fugro (Netherlands)	226,527
	Sub-sea Oilfield Services
3,200,000	Atwood Oceanics (a)	148,576
	Offshore Drilling Contractor
1,670,000	ShawCor (Canada)	62,804
	Oil & Gas Pipeline Products
1,750,000	Tesco (a)	38,412
	Developing New Well Drilling Technologies
463,954	Oil States International (a)	35,325
	Diversified North American Oil Service Provider
375,000	Bristow (a)	17,738
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
500,000	Hornbeck Offshore (a)	15,425
	Supply Vessel Operator in U.S. Gulf of Mexico
2,890,900	Horizon North Logistics (Canada) (a)	14,850
	Provides Diversified Oil Service Offering in Northern Canada
528,300	Black Diamond Group (Canada)	14,059
	Provides Accommodations/Equipment for Oil Sands Exploitation
5,519,200	Tuscany International Drilling (Colombia) (a)(b)(d)	8,536
4,000,000	Tuscany International Drilling (Colombia) (a)(b)	6,313
1,040,000	Tuscany International Drilling - Warrants (Colombia) (a)(b)(d)	168
	South America-based Drilling Rig Contractor
		881,621
	> Oil & Gas Producers 4.2%
4,810,550	Pacific Rubiales Energy (Colombia)	133,475
	Oil Production & Exploration in Colombia
1,650,000	Southwestern Energy (a)	70,900
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	65,880
	Oil Producer Using Co2 Injection
2,400,000	Tullow Oil (United Kingdom)	55,749
	Oil & Gas Producer
715,000	SM Energy	53,046
	Oil & Gas Producer
974,000	Rosetta Resources (a)	46,304
	Oil & Gas Producer Exploring in South Texas & Montana
910,000	Ultra Petroleum (a)	44,817
	Oil & Gas Producer
695,000	Range Resources	40,630
	Oil & Gas Producer
650,000	Baytex (Canada)	38,008
	Oil & Gas Producer in Canada
27,063,400	ShaMaran Petroleum (Iraq) (a)	26,798
	Oil Exploration in Kurdistan
3,131,195	Gran Tierra Energy (Colombia) (a)	25,256
	Oil Exploration & Production in Colombia, Peru & Argentina
850,000	Northern Oil & Gas (a)(c)	22,695
	Small E&P Company in North Dakota Bakken
583,000	Carrizo Oil & Gas (a)	21,530
	Oil & Gas Producer
1,200,000	Houston American Energy	18,492
	Oil & Gas Exploration & Production in Colombia
42,580,500	Alange Energy (Colombia) (a)	14,274
	Oil & Gas Exploration & Production in Colombia
250,000	Cabot Oil & Gas	13,243
	Large Natural Gas Producer in Appalachia & Gulf Coast
37,500,000	Petromanas (Canada) (a)(b)(d)	12,699
18,750,000	Petromanas - Warrants (Canada) (a)(b)(d)	1,232
	Exploring for Oil in Albania
26,000,000	Petrodorado (Colombia) (a)(b)	11,934
24,000,000	Petrodorado - Warrants (Colombia) (a)(b)(d)	4,327
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
275,000	Swift Energy (a)	11,737
	Oil & Gas Exploration & Production Co.
575,000	Venoco (a)	9,827
	Oil & Gas Producer in California & Texas
6,300,000	Canacol Energy (Colombia) (a)(d)	9,552
	Oil Producer in South America
1,198,100	Pan Orient (Canada) (a)	8,515
	Growth Oriented & Return Focused Asian Explorer
30,275,000	Petroamerica (Colombia) (a)(b)	8,119
	Oil Exploration & Production in Colombia
228,200	Oasis Petroleum (a)	7,216
	Oil Producer in North Dakota
750,000	Vaalco Energy (a)	5,820
	Oil & Gas Producer
41,100,000	Quetzal Energy (Colombia) (a)(b)(d)	5,816
8,900,000	Quetzal Energy (Colombia) (a)(b)	1,285
	Explores for Oil & Gas in Latin America

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Oil & Gas Producers—continued
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(d)	$4,670
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)	732
	Oil & Gas Exploration/Production in the North Sea
		794,578
	> Mining 1.8%
1,950,000	Silver Wheaton (Canada)	84,552
	Silver Mining Royalty Company
641,000	Core Laboratories (Netherlands)	65,491
	Oil & Gas Reservoir Consulting
7,500,000	Zhaojin Mining Industry (China)	33,562
	Gold Mining & Refining in China
1,150,000	Ivanhoe Mines (Canada) (a)	31,540
	Copper Mine Project in Mongolia
4,432,000	Northam Platinum (South Africa)	28,826
	Platinum Mining in South Africa
800,000	Silver Standard Resources (a)	25,104
	Silver Mining
2,400,000	Alexco Resource (a)	21,240
	Mining, Exploration & Environmental Services
500,000	Pan American Silver (Canada)	18,565
	Silver Mining
5,000,000	Orko Silver (Canada) (a)	13,048
	Silver Exploration & Development
3,500,000	Duluth Metals (Canada) (a)	9,495
	Copper & Nickel Miner
5,215,500	Mongolian Mining (Hong Kong) (a)	6,657
	Coking Coal Mining in Mongolia
236,400	Tahoe Resources (Canada) (a)(d)	4,684
	Silver Project in Guatemala
800,000	Augusta Resource (a)(c)	4,104
	U.S. Copper/Molybdenum Mine
		346,868
	> Alternative Energy 0.2%
3,000,000	GT Solar International (a)	31,980
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
500,000	STR Holdings (a)	9,590
	Makes Encapsulant for Solar Power Modules/Provides Quality Assurance
1,726,270	Synthesis Energy Systems (China) (a)(c)	4,868
	Owner/Operator of Gasification Plants
		46,438
	> Oil Refining, Marketing & Distribution 0.2%
600,000	Vopak (Netherlands)	28,868
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		28,868
	> Agricultural Commodities 0.1%
6,818,182	Union Agriculture Group (Argentina) (a)(d)	15,000
	Farmland Operator in Uruguay
		15,000
Energy & Minerals: Total		2,113,373

Finance 10.2%
	> Banks 4.1%
2,800,000	BOK Financial	144,704
	Tulsa-based Southwest Bank
6,004,115	Valley National Bancorp	83,817
	New Jersey/New York Bank
5,413,800	Associated Banc-Corp	80,395
	Midwest Bank
1,260,000	SVB Financial Group (a)	71,732
	Bank to Venture Capitalists
4,150,000	TCF Financial	65,819
	Great Lakes Bank
2,860,000	MB Financial (b)	59,946
	Chicago Bank
1,045,000	City National	59,617
	Bank & Asset Manager
4,000,000	Whitney Holding	54,480
	Gulf Coast Bank
4,300,000	CVB Financial (c)	40,033
	Inland Empire Business Bank
1,350,000	TriCo Bancshares (b)	22,019
	California Central Valley Bank
1,121,188	Sandy Spring Bancorp	20,697
	Baltimore/D.C. Bank
772,632	Hudson Valley	16,998
	Metro New York City Bank
3,299,507	First Busey	16,761
	Illinois Bank
425,000	Hancock Holding (c)	13,957
	Gulf Coast Bank
2,640,000	Wilmington Trust	11,933
	Delaware Trust Bank
706,559	Eagle Bancorp (a)	9,927
	Metro D.C. Bank
3,764,300	Shinsei Bank (Japan)	4,436
	Commercial Bank
246,505	Pacific Continental	2,512
	Pacific Northwest Bank
583,872	Green Bankshares (a)(c)	1,629
	Tennessee Bank
		781,412
	> Insurance 2.3%
2,820,000	Leucadia National	105,863
	Insurance Holding Company
9,400,000	CNO Financial Group (a)	70,594
	Life, Long-term Care & Medical Supplement Insurance
1,320,000	Hanover Insurance Group	59,730
	Personal & Commercial Lines Insurance
1,200,000	HCC Insurance Holdings	37,572
	Specialty Insurance
832,000	Willis Group (Ireland)	33,579
	Insurance Broker
1,000,000	Delphi Financial Group	30,710
	Workers Compensation & Group Employee Benefit Products & Services
1,225,000	Tower Group	29,437
	Commercial & Personal Lines Insurance

Number of Shares		Value (000)

	> Insurance—continued
1,420,000	Selective Insurance Group	$24,566
	Commercial & Personal Lines Insurance
900,000	Brown & Brown	23,220
	Insurance Broker
1,600,000	Symetra Financial	21,760
	Life Insurance
		437,031
	> Finance Companies 2.1%
1,505,202	World Acceptance (a)(b)	98,139
	Personal Loans
2,532,500	Aaron Rents	64,224
	Rent to Own
2,350,000	McGrath Rentcorp (b)	64,085
	Temporary Space & IT Rentals
3,000,000	H&E Equipment Services (a)(b)	58,530
	Heavy Equipment Leasing
1,480,000	GATX	57,217
	Rail Car Lessor
1,450,000	CAI International (a)(b)	37,497
	International Container Leasing
1,091,000	Marlin Business Services (a)(b)	13,463
	Small Equipment Leasing
78,500	Textainer Group Holdings	2,917
	Top International Container Leasor
		396,072
	> Brokerage & Money Management 1.4%
6,198,000	SEI Investments	148,008
	Mutual Fund Administration & Investment Management
3,391,000	Eaton Vance	109,326
	Specialty Mutual Funds
697,000	Investment Technology Group (a)	12,678
	Electronic Trading
		270,012
	> Savings & Loans 0.2%
1,300,000	Housing Development Finance (India)	20,358
	Indian Mortgage Lender
1,024,069	ViewPoint Financial	13,313
	Texas Thrift
1,010,000	Provident New York Bancorp	10,423
	New York State Thrift
452,146	Kaiser Federal Financial Group	5,561
	Los Angeles Savings & Loan
65,991	Berkshire Hills Bancorp	1,376
	Northeast Thrift
		51,031
	> Credit Cards 0.1%
275,000	Alliance Data Systems (a)	23,620
	Diversified Credit Card Provider
		23,620
Finance: Total		1,959,178

Health Care 8.8%
	> Medical Equipment & Devices 3.3%
2,100,000	Alexion Pharmaceuticals (a)	207,228
	Biotech Focused on Orphan Diseases
1,800,000	Sirona Dental Systems (a)	90,288
	Manufacturer of Dental Equipment
1,000,000	Edwards Lifesciences (a)	87,000
	Heart Valves
1,065,000	Gen-Probe (a)	70,663
	Molecular In-vitro Diagnostics
3,150,000	American Medical Systems (a)	68,166
	Medical Devices to Treat Urological Conditions
500,000	Idexx Laboratories (a)	38,610
	Diagnostic Equipment & Services for Veterinarians
550,000	Haemonetics (a)	36,047
	Blood & Plasma Collection Equipment
1,650,000	Pacific Biosciences of California (a)(c)	23,182
	Genome Sequencing
570,000	Orthofix International (a)	18,502
	Bone Fixation & Stimulation Devices
964,499	Nanosphere (a)	3,135
	Molecular Diagnostics Company with Best of Breed Platform
		642,821
	> Biotechnology & Drug Delivery 3.0%
4,315,000	BioMarin Pharmaceutical (a)	108,436
	Biotech Focused on Orphan Diseases
1,731,000	InterMune (a)	81,686
	Drugs for Pulmonary Fibrosis & Hepatitis C
4,181,000	Seattle Genetics (a)	65,098
	Antibody-based Therapies for Cancer
1,450,000	Onyx Pharmaceuticals (a)	51,011
	Commercial-stage Biotech Focused on Cancer
4,500,000	NPS Pharmaceuticals (a)(b)	43,065
	Orphan Drugs & Healthy Royalties
4,500,000	Isis Pharmaceuticals (a)	40,680
	Biotech Pioneer in Anti-sense Drugs
510,000	United Therapeutics (a)	34,180
	Biotech Focused on Rare Diseases
5,500,000	Micromet (a)(b)	30,855
	Next-generation Antibody Technology
1,200,000	Auxilium Pharmaceuticals (a)	25,764
	Biotech Focused on Niche Disease Areas
1,700,000	Savient Pharmaceuticals (a)	18,020
	Biotech Company Focused on Severe Gout
4,549,900	Chelsea Therapeutics (a)(b)	17,745
	Biotech Focused on Rare Diseases
2,611,936	Nabi Biopharmaceuticals (a)(b)	15,175
	Biotech Focused on Vaccines
3,500,000	Array Biopharma (a)(b)	10,710
	Drugs for Cancer & Inflammatory Diseases
1,091,990	Nektar Therapeutics (a)	10,341
	Drug Delivery Technologies
1,450,000	Anthera Pharmaceuticals (a)(c)	9,802
	Biotech Focused on Cardiovascular, Cancer & Immunology
2,682,497	Idenix Pharmaceuticals (a)	8,906
	Developer of Drugs for Infectious Diseases
2,755,534	Allos Therapeutics (a)	8,735
	Cancer Drug Development
359,944	MicroDose Technologies (a)(d)	94
	Drug Inhaler Development

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Biotechnology & Drug Delivery—continued
94,715	Locus Pharmaceuticals (a)(d)	$1
	High Throughput Rational Drug Design
		580,304
	> Medical Supplies 1.2%
3,200,000	Cepheid (a)(b)	89,664
	Molecular Diagnostics
2,126,000	Patterson Companies	68,436
	Dental, Veterinarian & Medical Distributor
650,000	Henry Schein (a)	45,610
	Largest Distributor of Healthcare Products
325,200	Neogen (a)	13,457
	Food & Animal Safety Products
200,000	Owens & Minor	6,496
	Distribution of Medical Supplies
		223,663
	> Health Care Services 1.0%
1,380,000	Community Health Systems (a)	55,186
	Non-urban Hospitals
3,800,000	Health Management Associates (a)	41,420
	Non-urban Hospitals
400,000	HMS Holdings (a)	32,740
	Cost Containment Services
4,250,000	eResearch Technology (a)(b)	28,773
	Clinical Research Services
500,000	AthenaHealth (a)	22,565
	Revenue Cycle Management for Physician Offices
700,000	Allscripts Healthcare Solutions (a)	14,693
	IT for Physician Offices & Hospitals
		195,377
	> Pharmaceuticals 0.3%
3,733,354	Akorn (a)	21,541
	Develops, Manufactures & Sells Specialty Generic Drugs
2,259,000	Adcock Ingram Holdings (South Africa)	18,550
	Manufacturer of Pharmaceuticals & Medical Supplies
855,298	Alimera Sciences (a)(c)	6,671
	Ophthalmogy-focused Pharmaceutical Company
826,526	United Drug (Ireland)	2,694
	Irish Pharmaceutical Wholesaler & Outsourcer
		49,456
Health Care: Total		1,691,621

Other Industries 5.5%
	> Real Estate 3.3%
4,575,000	BioMed Realty Trust	87,016
	Life Science-focused Office Buildings
840,000	Federal Realty Investment Trust	68,510
	Shopping Centers
2,200,000	Dupont Fabros Technology (c)	53,350
	Technology-focused Office Buildings
1,120,000	Kilroy Realty	43,490
	Southern California Office & Industrial Properties
720,000	Digital Realty Trust (c)	41,861
	Technology-focused Office Buildings
1,850,000	Extra Space Storage	38,313
	Self Storage Facilities
975,000	Post Properties	38,269
	Multi-family Properties
2,200,000	Associated Estates Realty (b)	34,936
	Multi-family Properties
900,000	Corporate Office Properties	32,526
	Office Buildings
43,000,000	Mapletree Logistics Trust (Singapore)	30,898
	Industrial Property Landlord
530,000	Macerich	26,251
	Regional Shopping Malls
3,000,000	Education Realty Trust	24,090
	Student Housing
15,000,000	Ascendas REIT (Singapore)	23,919
	Industrial Property Landlord
700,000	Washington REIT	21,763
	Washington D.C. Diversified Properties
3,750,000	DCT Industrial Trust	20,813
	Industrial Properties
3,050,000	Kite Realty Group	16,196
	Community Shopping Centers
2,800	Orix JREIT (Japan)	15,391
	Diversified REIT
1,092,000	Summit Hotel Properties (a)	10,854
	Owner of Select Service Hotels
37,407	Security Capital European Realty (Luxembourg) (a)(d)(e)	—
	Self Storage Properties
		628,446
	> Transportation 1.3%
1,730,000	JB Hunt Transport Services	78,577
	Truck & Intermodal Carrier
2,800,000	Rush Enterprises, Class A (a)(b)	55,440
550,000	Rush Enterprises, Class B (a)(b)	9,564
	Truck Sales & Services
2,730,000	Heartland Express	47,939
	Regional Trucker
1,110,000	World Fuel Services	45,077
	Global Fuel Broker
100,000	Genesee & Wyoming (a)	5,820
	Short-line Operator
		242,417
	> Regulated Utilities 0.9%
2,000,000	Northeast Utilities	69,200
	Regulated Electric Utility
1,800,000	Wisconsin Energy	54,900
	Wisconsin Utility
500,000	ALLETE	19,485
	Regulated Electric Utility in Minnesota
333,000	Red Eléctrica de España (Spain)	18,924
	Spanish Power Transmission
3,333,000	Terna (Italy)	15,956
	Italian Power Transmission
		178,465
Other Industries: Total		1,049,328

Total Equities: 97.2% (Cost: $11,253,408)		18,609,231

Number of Shares or Principal Amount (000)		Value (000)

Securities Lending Collateral — 0.7%
140,550	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.00%)	$140,550

Total Securities Lending Collateral: (Cost: $140,550)		140,550

Short-Term Obligations: 2.8%
	> Repurchase Agreement 2. 6%
$491,470	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/17, market value $501,302 (repurchase proceeds $491,471)	491,470
		491,470
	> Commercial Paper 0.2%
50,000	Toyota Motor Credit 0.22% Due 4/11/11	49,997
		49,997

Total Short-Term Obligations: (Amortized Cost: $541,467)		541,467

Total Investments: 100.7% (Cost: $11,935,425)(g)(h)		19,291,248

Obligation to Return Collateral for Securities Loaned: (0.7)%		(140,550)

Cash and Other Assets Less Liabilities: —%		785

Total Net Assets: 100.0%		$19,151,483

ADR = American Depositary Receipts

GDR = Global Depository Receipts

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•         Level 1 — quoted prices in active markets for identical securities

•         Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,840,367	$221,919	$—	$5,062,286
Industrial Goods & Services	3,107,855	402,424	—	3,510,279
Consumer Goods & Services	3,104,090	118,814	262	3,223,166
Energy & Minerals	1,665,768	432,605	15,000	2,113,373
Finance	1,934,384	24,794	—	1,959,178
Health Care	1,670,282	21,244	95	1,691,621
Other Industries	944,240	81,169	23,919	1,049,328
Total Equities	17,266,986	1,302,969	39,276	18,609,231
Total Securities Lending Collateral	140,550	—	—	140,550
Total Short-Term Obligations	—	541,467	—	541,467
Total Investments	$17,407,536	$1,844,436	$39,276	$19,291,248

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement that are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade. Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$54,754	$—	$—	$54,754

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

> Notes to Statement of Investments (dollar values in thousands)

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$24,194	$24,194	$—

Financial assets were transferred from Level 2 to Level 3 as trading was halted during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Consumer Goods & Services	$262	$—	$—	$—	$—	$—	$—	$262
Energy & Minerals	15,000	—	—	—	—	—	—	15,000
Health Care	103	—	(8)	—	—	—	—	95
Other Industries	—	—	(275)	—	—	24,194	—	23,919
	$15,365	$—	$(283)	$—	$—	$24,194	$—	$39,276

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $283.

(a)     Non-income producing security.

(b)    An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/11	Value	Dividend
AFC Enterprises	2,000,000	—	—	2,000,000	$30,260	$—
Allos Therapeutics*	7,035,000	—	4,279,466	2,755,534	8,735	—
Array Biopharma	3,500,000	—	—	3,500,000	10,710	—
Art Technology Group*	9,000,000	—	9,000,000	—	—	—
Associated Estates Realty	2,200,000	—	—	2,200,000	34,936	374
Bally Technologies	3,725,000	—	—	3,725,000	140,991	—
Blackbaud	2,250,000	—	—	2,250,000	61,290	270
CAI International	1,650,000	—	200,000	1,450,000	37,497	—
Cavco Industries	180,000	208,907	—	388,907	17,563	—
Cepheid	2,415,000	785,000	—	3,200,000	89,664	—
Chelsea Therapeutics	3,449,900	1,100,000	—	4,549,900	17,745	—
Clarcor	2,565,000	—	—	2,565,000	115,245	269
Cogent Communications	2,800,000	—	280,000	2,520,000	35,960	—
Constant Contact	1,400,000	519,615	—	1,919,615	66,995	—
Diamond Foods	1,300,000	—	—	1,300,000	72,540	59
Donaldson	4,200,000	—	—	4,200,000	257,418	546
Drew Industries	1,260,000	—	—	1,260,000	28,136	—
Education Realty Trust*	3,000,000	—	—	3,000,000	24,090	150
eResearch Technology	4,250,000	—	—	4,250,000	28,773	—
ESCO Technologies	2,200,000	—	—	2,200,000	83,930	176
Gaiam	1,371,366	—	—	1,371,366	9,051	—
Gaylord Entertainment	3,850,000	—	—	3,850,000	133,518	—
H&E Equipment Services	3,000,000	—	—	3,000,000	58,530	—
Hackett Group	4,500,000	—	—	4,500,000	17,280	—
HEICO	1,700,000	100,000	—	1,800,000	80,964	102
Helen of Troy	1,600,000	—	—	1,600,000	47,040	—
iGate	2,913,065	—	13,065	2,900,000	54,433	—
II-VI	2,225,000	50,000	—	2,275,000	113,181	—
Informatica	5,200,000	—	—	5,200,000	271,596	—
Interline Brands	2,600,000	—	—	2,600,000	53,040	—
IPG Photonics	2,710,000	70,000	—	2,780,000	160,350	—

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/11	Value	Dividend
IXYS	1,900,000	—	—	1,900,000	$25,517	$—
Kenexa	2,025,000	—	—	2,025,000	55,870	—
Knoll	4,000,000	—	—	4,000,000	83,840	240
Lifetime Fitness	2,190,000	—	—	2,190,000	81,709	—
lululemon athletica	4,035,000	—	—	4,035,000	359,316	—
Marlin Business Services	1,091,000	—	—	1,091,000	13,463	—
MB Financial	2,860,000	—	—	2,860,000	59,946	29
McGrath Rentcorp	2,350,000	—	—	2,350,000	64,085	529
Micromet	5,500,000	—	—	5,500,000	30,855	—
Nabi Biopharmaceuticals	1,383,454	1,228,482	—	2,611,936	15,175	—
Nanosphere*	1,480,056	—	515,557	964,499	3,135	—
Navigant Consulting	3,100,000	—	—	3,100,000	30,969	—
NPS Pharmaceuticals	3,200,000	1,300,000	—	4,500,000	43,065	—
Orko Silver*	10,000,000	—	5,000,000	5,000,000	13,048	—
Orthofix International*	1,150,000	—	580,000	570,000	18,502	—
PAETEC Holding	9,600,000	—	—	9,600,000	32,064	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	18,303	—
Petroamerica	30,275,000	—	—	30,275,000	8,119	—
Petrodorado	48,000,000	2,000,000	—	50,000,000	16,261	—
Petrolifera Petroleum*	13,950,000	—	13,950,000	—	—	—
Petromanas	56,250,000	—	—	56,250,000	13,931	—
Pinnacle Entertainment	3,400,000	—	—	3,400,000	46,308	—
Quetzal Energy	—	50,000,000	—	50,000,000	7,101	—
Rush Enterprises	3,350,000	—	—	3,350,000	65,004	—
Salem Communications	1,541,000	—	—	1,541,000	5,779	—
Shutterfly	1,700,000	600,000	—	2,300,000	120,428	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	2,280	—
SPS Commerce	856,429	43,571	—	900,000	13,959	—
Supertex	1,035,000	—	62,300	972,700	21,672	—
Talbots	4,150,000	—	—	4,150,000	25,066	—
THQ	3,567,000	—	—	3,567,000	16,266	—
TriCo Bancshares	1,350,000	—	—	1,350,000	22,019	122
True Religion Apparel	2,047,000	—	—	2,047,000	48,043	—
Tuscany International Drilling*+	13,319,200	15,069,000	17,829,000	10,559,200	15,017	—
tw telecom	9,500,000	—	—	9,500,000	182,400	—
Tyler Technologies	2,000,000	—	—	2,000,000	47,420	—
Universal Technical Institute	1,700,000	—	—	1,700,000	33,065	—
Virtusa	2,000,000	64,900	—	2,064,900	38,675	—
Warnaco Group	2,190,000	—	—	2,190,000	125,246	—
World Acceptance	1,505,202	—	—	1,505,202	98,139	—
Total of Affiliated Transactions	355,764,672	73,139,475	51,709,388	377,194,759	$4,082,521	$2,866

*  At March 31, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

+  Includes the effects of a corporate action.

The aggregate cost and value of these affiliated companies at March 31, 2011, were $2,500,710 and $3,999,995, respectively. Investments in affiliated companies represented 20.9% of the Fund’s total net assets at March 31, 2011.

(c)     All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $137,051.

(d)    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $81,679, which represented 0.43% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	6,818,182	$15,000	$15,000
Mail.ru - GDR	11/05/10-12/31/10	464,305	16,518	13,906
Petromanas	5/20/10	37,500,000	13,032	12,699
Canacol Energy	4/15/10	6,300,000	4,667	9,552

> Notes to Statement of Investments (dollar values in thousands)

Security	Acquisition Dates	Shares	Cost	Value
Tuscany International Drilling	3/18/10-3/23/10	5,519,200	$5,519	$8,536
Quetzal Energy	1/14/11	41,100,000	5,193	5,816
Tahoe Resources	5/28/10	236,400	1,350	4,684
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	4,670
Petrodorado - Warrants	11/20/09	24,000,000	2,965	4,327
Petromanas - Warrants	5/20/10	18,750,000	1,086	1,232
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	732
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	—	262
Tuscany International Drilling - Warrants	2/12/10	1,040,000	129	168
MicroDose Technologies	11/24/00	359,944	2,005	94
Locus Pharmaceuticals	9/05/01-2/08/07	94,715	7,780	1
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$79,566	$81,679

(e)     Security has no value.

(f)       Investment made with cash collateral received from securities lending activity.

(g)    At March 31, 2011, for federal income tax purposes, the cost of investments was $11,935,425 and net unrealized appreciation was $7,256,823, consisting of gross unrealized appreciation of $7,971,319 and gross unrealized depreciation of $714,496.

(h)    On March 31, 2011, the market value of foreign securities represented 11.56% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$453,102	2.37
Canada	352,295	1.84
Colombia	229,055	1.20
Singapore	156,990	0.82
Sweden	141,224	0.74
Japan	117,229	0.61
Hong Kong	89,170	0.46
United Kingdom	84,058	0.44
France	81,810	0.43
China	70,476	0.37
Denmark	52,055	0.27
Brazil	51,885	0.27
South Africa	47,376	0.25
India	44,946	0.23
Chile	37,190	0.19
Ireland	36,273	0.19
Israel	29,552	0.15
Iraq	26,798	0.14
Switzerland	24,083	0.13
Spain	18,924	0.10
Italy	15,956	0.08
Argentina	15,000	0.08
Germany	14,194	0.07
Russia	13,906	0.07
Iceland	11,242	0.06
Luxembourg	—	—
Total Foreign Portfolio	$2,214,789	11.56

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

Equities: 94.6%
Europe 38.1%
	> United Kingdom 7.3%
2,000,000	Intertek Group	$65,259
	Testing, Inspection & Certification Services
6,700,000	Serco	59,975
	Facilities Management
4,950,000	Chemring	54,910
	Defense Manufacturer of Countermeasures & Energetics
9,259,000	Cobham	34,192
	Aerospace Components
1,976,000	Petropavlovsk	31,636
	Gold & Iron Ore Mining in Russia
60,304,000	Workspace Group (a)	26,362
	United Kingdom Real Estate
26,712,371	Archipelago Resources (b)	24,586
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
2,147,000	JLT Group	23,834
	International Business Insurance Broker
3,100,000	GlobeOp Financial Services	19,892
	Hedge Fund Administrator
608,000	Premier Oil (b)	19,449
	Oil & Gas Producer in Europe, Pakistan & Asia
682,000	Rotork	19,102
	Valve Actuators for Oil & Water Pipelines
2,952,542	Abcam	17,856
	Online Sales of Antibodies
1,445,775	Smith & Nephew	16,305
	Medical Equipment & Supplies
690,000	Tullow Oil	16,028
	Oil & Gas Producer
1,549,500	Sterling Resources (b)	6,952
	Oil & Gas Exploration - Europe
859,200	Shaftesbury	6,521
	London Prime Retail REIT
3,500,000	PureCircle (b)(c)	6,204
	Natural Sweeteners
1,462,658	FlyBe (b)	6,101
	Largest European Regional Airline
1,650,000	SKIL Ports & Logistics (b)	5,453
	Indian Container Port Project
1,050,500	Sterling Resources (b)(d)	4,619
	Oil & Gas Exploration - Europe
		465,236
	> Netherlands 6.6%
763,202	Fugro	67,255
	Sub-sea Oilfield Services
1,803,729	Imtech	66,948
	Electromechanical & Information & Communications Technologies Installation & Maintenance
2,258,060	Aalberts Industries	53,586
	Flow Control & Heat Treatment
1,104,200	Vopak	53,127
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
1,240,557	Koninklijke TenCate	50,854
	Advanced Textiles & Industrial Fabrics
1,476,800	Unit 4 Agresso (a)	50,230
	Business Software Development
1,164,669	Arcadis	28,150
	Engineering Consultants
249,000	Core Laboratories	25,440
	Oil & Gas Reservoir Consulting
1,079,600	USG People (b)	22,338
	Temporary Staffing Services
		417,928
	> France 5.2%
610,000	Neopost	53,434
	Postage Meter Machines
600,800	Eurofins Scientific	52,986
	Food, Pharmaceuticals & Materials Screening & Testing
902,900	Saft	38,362
	Niche Battery Manufacturer
274,100	Rubis	32,716
	Tank Storage & Liquefied Petroleum Gas Distribution
639,000	Gemalto	31,428
	Smart Card Products & Solutions
541,500	Mersen	30,029
	Advanced Industrial Materials
322,200	Pierre & Vacances	28,311
	Vacation Apartment Lets
670,000	Teleperformance	25,262
	Call Center Operator
213,800	Norbert Dentressangle	22,925
	Leading European Logistics & Transport Group
1,689,100	Hi-Media (b)	8,522
	Online Advertiser in Europe
372,000	Toreador Resources (b)	4,010
	Drilling for Oil in France’s Paris Basin
		327,985
	> Germany 3.7%
630,000	Rheinmetall	52,204
	Defense & Automotive
2,120,000	Wirecard	38,022
	Online Payment Processing & Risk Management
137,500	Rational	32,737
	Commercial Ovens
240,000	Vossloh	32,105
	Rail Infrastructure & Diesel Locomotives
490,000	CTS Eventim	31,614
	Event Ticket Sales
1,110,000	Rhoen-Klinikum	24,068
	Health Care Services
515,000	Elringklinger	16,243
	Automobile Components
312,500	Deutsche Beteiligungs	9,010
	Private Equity Investment Management
		236,003

Number of Shares		Value (000)

	> Switzerland 3.2%
22,300	Sika	$53,705
	Chemicals for Construction & Industrial Applications
325,000	Kuehne & Nagel	45,468
	Freight Forwarding/Logistics
185,000	Geberit	40,283
	Plumbing Supplies
185,000	Partners Group	35,369
	Private Markets Asset Management
720,000	Bank Sarasin & Cie	31,355
	Private Banking
		206,180
	> Sweden 2.8%
4,382,000	Hexagon	104,623
	Measurement Equipment & Software
3,887,000	Sweco	40,028
	Engineering Consultants
916,662	East Capital Explorer (b)	12,417
	Sweden-based RUS/CEE Investment Fund
607,000	Unibet	12,189
	European Online Gaming Operator
708,342	Orc Software	11,222
	Software for Securities Trading, Analysis & Risk Management
		180,479
	> Italy 2.8%
452,200	Tod’s	53,287
	Leather Shoes & Bags
2,083,000	Ansaldo STS	30,524
	Railway Systems Integrator
4,311,600	Credito Emiliano	28,303
	Italian Regional Bank
3,573,000	Geox	22,483
	Apparel & Shoe Maker
9,796,000	CIR (b)	22,004
	Italian Holding Company
4,111,000	Terna	19,681
	Italian Power Transmission
		176,282
	> Ireland 1.2%
12,110,000	United Drug	39,474
	Irish Pharmaceutical Wholesaler & Outsourcer
431,000	Paddy Power	18,874
	Irish Betting Services
297,000	Aryzta	14,921
	Baked Goods
		73,269
	> Denmark 1.1%
306,000	Novozymes	46,849
	Industrial Enzymes
156,000	SimCorp	24,996
	Software for Investment Managers
		71,845
	> Finland 0.9%
967,777	Stockmann (c)	29,077
	Department Store & Fashion Retailer in Scandinavia & Russia
1,706,942	Poyry	26,005
	Engineering Consultants
		55,082
	> Portugal 0.7%
7,278,105	Redes Energéticas Nacionais	25,827
	Portuguese Power Transmission & Gas Transportation
21,618,000	Banco Comercial Português	17,647
	Largest Portuguese Banking Franchise
		43,474
	> Iceland 0.6%
35,982,499	Marel (b)	40,451
	Largest Manufacturer of Poultry & Fish Processing Equipment
		40,451
	> Spain 0.5%
579,000	Red Eléctrica de España	32,904
	Spanish Power Transmission
		32,904
	> Czech Republic 0.5%
121,268	Komercni Banka	30,602
	Leading Czech Republic Universal Bank
		30,602
	> Russia 0.4%
764,506	Mail.ru - GDR (b)(d)	22,897
	Internet Social Networking & Games for Russian Speakers
		22,897
	> Greece 0.3%
6,475,300	Intralot	22,483
	Lottery & Gaming Systems & Services
		22,483
	> Poland 0.2%
893,900	Central European Distribution (b)	10,146
	Largest Spirits Company in Central & Eastern Europe
		10,146
	> Norway 0.1%
340,964	Atea	3,838
	Leading Nordic IT Hardware/Software Re-seller & Installation Company
		3,838
Europe: Total		2,417,084

Asia 35.2%
	> Japan 15.7%
7,568,400	Kansai Paint	65,594
	Paint Producer in Japan, India, China & Southeast Asia
22,600	Advance Residence Investment	44,502
	Residential REIT

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Japan—continued
21,000	Seven Bank	$42,376
	ATM Processing Services
3,008,500	Asics	40,303
	Footwear & Apparel
2,421,300	Start Today	37,334
	Online Japanese Apparel Retailer
2,226,000	Gree	37,302
	Mobile Social Networking Game Developer/Platform
6,400	Orix JREIT	35,180
	Diversified REIT
1,846,000	Aeon Delight	30,876
	Facility Maintenance & Management
710,000	Hamamatsu Photonics	28,143
	Optical Sensors for Medical & Industrial Applications
3,283,000	Kamigumi	28,017
	Port Cargo Handling & Logistics
1,532,300	Hoshizaki Electric	27,852
	Commercial Kitchen Equipment
274,000	Nakanishi	27,524
	Dental Tools & Machinery
868,000	Kintetsu World Express	27,136
	Airfreight Logistics
1,360,000	Asahi Diamond Industrial	26,078
	Consumable Diamond Tools
20,900	Wacom	25,660
	Computer Graphic Illustration Devices
5,100	Osaka Securities Exchange	25,572
	Osaka Securities Exchange
789,000	Tsumura	24,774
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
707,000	Ain Pharmaciez	24,626
	Dispensing Pharmacy/Drugstore Operator
509,000	Makita	23,677
	Power Tools
24,022	Jupiter Telecommunications	23,622
	Largest Cable Service Provider in Japan
1,181,200	Daiseki	23,085
	Waste Disposal & Recycling
1,170,800	Ushio	22,898
	Industrial Light Sources
711,000	Ibiden	22,502
	Electronic Parts & Ceramics
977,000	Glory	21,574
	Currency Handling Systems & Related Equipment
1,670,000	Kuraray	21,564
	Special Resin, Fine Chemical, Fibers & Textures
2,400,000	Shimadzu	21,312
	Analytical Instruments, Medical & Industrial Equipment
7,174,000	Nippon Sheet Glass	20,707
	Sheet Glass for Building & Automotive Use
2,850	Fukuoka	20,372
	Diversified REIT in Fukuoka
675,780	Icom	19,889
	Two Way Radio Communication Equipment
906,000	Aeon Mall	19,429
	Suburban Shopping Mall Developer, Owner & Operator
587,800	Miura	17,611
	Industrial Boiler Maker, Seller, Distributor & Manufacturer
2,870	Kakaku.com	15,972
	Online Price Comparison Services for Consumers
1,250,000	Japan Airport Terminal	15,774
	Airport Terminal Operator at Haneda
13,353,800	Shinsei Bank	15,736
	Commercial Bank
1,750,000	Suruga Bank	15,544
	Regional Bank
972,500	Torishima Pump Manufacturing	14,448
	Industrial Pump for Power Generation & Water Supply Systems
439,800	Pigeon	13,747
	Baby Care Products
4,458	Mori Hills	13,622
	Tokyo Centric Diversified REIT
1,172,500	Sintokogio	12,326
	Automated Casting Machines, Surface Treatment Systems & Consumables
33,300	Benesse	1,367
	Education Service Provider
		995,627
	> China 5.0%
16,138,000	Zhaojin Mining Industry	72,216
	Gold Mining & Refining in China
36,700,000	Jiangsu Expressway	41,329
	Chinese Toll Road Operator
12,199,600	China Yurun Food	40,965
	Meat Processor in China
11,286,200	Shandong Weigao	32,128
	Vertically Integrated Hospital Consumable Manufacturing
278,315	New Oriental Education & Technology - ADR (b)	27,851
	Education Service Provider
45,000,000	China Communication Services	27,485
	China’s Telecom Infrastructure Service Provider
240,000,000	RexLot Holdings	26,549
	Lottery Equipment Supplier in China
29,425,300	Wasion Group	15,818
	Electronic Power Meter Total Solution Provider
247,000	51 job - ADR (b)	15,791
	An Integrated Human Resources Service Provider
10,140,400	China Green	7,796
	Chinese Fruit & Vegetable Grower & Processor
817,360	Zuoan Fashion (b)	5,648
	Men’s Apparel Provider in China
223,100	Noah Holdings - ADR (b)(c)	3,264
	Wealth Management Product Distributor in China
		316,840

Number of Shares		Value (000)
	> Singapore 4.1%
35,000,000	Olam International	$77,713
	Agriculture Supply Chain Manager
57,000,000	Mapletree Logistics Trust	40,958
	Industrial Property Landlord
23,000,000	CDL Hospitality Trust	36,701
	Hotel Owner/Operator
20,000,000	Ascendas REIT	31,892
	Industrial Property Landlord
37,010,000	Mapletree Industrial Trust	30,836
	Industrial Property Landlord
4,000,000	Singapore Exchange	24,897
	Singapore Equity & Derivatives Market Operator
12,000,000	Goodpack	18,480
	International Bulk Container Leasing
		261,477
	> Hong Kong 3.3%
7,000,000	Melco Crown Entertainment - ADR (b)	53,200
	Macau Casino Operator
18,000,000	Lifestyle International	43,158
	Mid- to High-end Department Store Operator in Hong Kong & China
23,335,500	Mongolian Mining (b)	29,786
	Coking Coal Mining in Mongolia
30,000,000	Hutchison Port Holdings Trust (b)	29,700
	Southern China Container Ports
8,077,000	L’Occitane International (b)	19,910
	Skin Care & Cosmetics Producer
33,000,000	Sa Sa International	16,852
	Cosmetics Retailer
750,000	Hong Kong Exchanges and Clearing	16,245
	Hong Kong Equity & Derivatives Market Operator
		208,851
	> India 3.0%
1,835,000	Shriram Transport Finance	32,939
	Truck Financing in India
7,675,000	Jain Irrigation Systems	30,782
	Agricultural Micro-irrigation Systems & Food Processing
368,098	Asian Paints	20,954
	India’s Largest Paint Company
5,675,000	Infrastructure Development Finance	19,653
	Infrastructure Finance in India
6,360,300	Mundra Port & Special Economic Zone	19,464
	Indian West Coast Shipping Port
30,574,905	REI Agro	18,660
	Basmati Rice Processing
5,724,526	Manappuram General Finance	17,311
	Short-term Lending Collateralized by Household Gold
1,100,000	Housing Development Finance	17,226
	Indian Mortgage Lender
9,600,000	S. Kumars Nationwide (b)	11,794
	Textiles, Clothing & Retail
285,853	Patel Engineering (b)	901
	Civil Engineering & Construction
		189,684
	> Taiwan 2.5%
7,200,000	Simplo Technology	45,040
	World’s Largest Notebook Battery Pack Supplier
1,599,620	Formosa International Hotels	27,251
	Hotel, Food & Beverage Operation & Hospitality Management Services
7,206,000	Everlight Electronics	20,358
	LED Packager
2,966,500	China Steel Chemical	15,839
	Sole Coal Chemical Producer in Taiwan
3,362,500	President Chain Store	14,927
	Taiwan’s Number One Convenience Chain Store Operator
1,133,100	St. Shine Optical	13,934
	World’s Leading Disposable Contact Lens OEM
4,639,400	Taiwan Hon Chuan	11,643
	Beverage Packaging (Bottles, Caps & Labels) Manufacturer
4,957,300	Far Eastone Telecom	7,419
	Taiwan’s Third Largest Mobile Operator
1,842,500	Sinyi Realty	3,314
	Taiwanese Realty Company
		159,725
	> South Korea 1.3%
1,157,000	Woongjin Coway	39,925
	South Korean Household Appliance Rental Service Provider
150,000	NHN (b)	26,171
	South Korea’s Largest Online Search Engine
121,132	MegaStudy	18,633
	Education Service Provider
		84,729
	> Thailand 0.3%
58,207,800	Home Product Center	17,610
	Home Improvement Retailer
		17,610
Asia: Total		2,234,543
Other Countries 15.8%
	> Canada 5.5%
1,710,000	ShawCor	64,308
	Oil & Gas Pipeline Products
977,500	Ivanhoe Mines (b)	26,810
855,600	Ivanhoe Mines (b)(e)	23,495
	Copper Mine Project in Mongolia
735,000	Baytex	42,978
	Oil & Gas Producer in Canada
1,301,612	CCL Industries	42,425
	Leading Global Label Manufacturer
540,000	AG Growth	25,443
	Leading Manufacturer of Augers & Grain Handling Equipment
605,000	Onex Capital	21,211
	Private Equity Firm
872,700	Tahoe Resources (b)(d)	17,290
	Silver Project in Guatemala

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Canada—continued
2,696,000	DeeThree Exploration (a)(b)(d)	$10,831
1,042,877	DeeThree Exploration (a)(b)	4,410
	Canadian Oil & Gas Producer
546,500	Black Diamond Group	14,543
	Provides Accommodations/Equipment for Oil Sands Exploitation
1,355,000	Guyana Goldfields (b)	13,166
	Gold Mining Projects in Guyana
2,214,100	Horizon North Logistics (b)	11,373
	Provides Diversified Oil Service Offering in Northern Canada
1,480,610	Pan Orient (b)	10,522
	Growth Oriented & Return Focused Asian Explorer
5,737,500	Southern Arc Minerals (a)(b)(d)	7,604
	Gold & Copper Exploration in Indonesia
12,500,000	Eacom Timber (b)(d)	6,570
	Canadian Lumber Producer
12,500,000	Petromanas (b)(d)	4,233
6,250,000	Petromanas - Warrants (b)(d)	411
	Exploring for Oil in Albania
		347,623
	> United States 3.9%
1,340,000	Atwood Oceanics (b)	62,216
	Offshore Drilling Contractor
411,000	Alexion Pharmaceuticals (b)	40,557
	Biotech Focused on Orphan Diseases
918,000	World Fuel Services	37,280
	Global Fuel Broker
329,000	FMC Technologies (b)	31,084
	Oil & Gas Wellhead Manufacturer
1,145,000	BioMarin Pharmaceutical (b)	28,774
	Biotech Focused on Orphan Diseases
568,000	Textainer Group Holdings	21,107
	Top International Container Leasor
391,000	Bristow (b)	18,494
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
324,000	Tesco (b)	7,112
	Developing New Well Drilling Technologies
		246,624
	> South Africa 3.1%
1,096,000	Naspers	58,972
	Media in Africa, China, Russia & Other Emerging Markets
4,600,000	Mr. Price	41,648
	South African Retailer of Apparel, Household & Sporting Goods
4,625,000	Adcock Ingram Holdings	37,978
	Manufacturer of Pharmaceuticals & Medical Supplies
5,780,900	Northam Platinum	37,599
	Platinum Mining in South Africa
10,355,359	Rand Merchant Insurance	17,833
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
1,788,501	Coronation Fund Managers	4,706
	South African Fund Manager
		198,736
	> Australia 2.0%
2,482,000	UGL	40,259
	Engineering & Facilities Management
467,000	Cochlear	40,073
	Cochlear Implants
7,286,896	SAI Global	37,738
	Publishing, Certification & Compliance Services
1,000,000	Seek	6,987
	Online Job Listing & Education
3,962,289	Hastie Group (f)	1,025
	Mechanical, Electrical & Hydraulic (MEH) Engineering
		126,082
	> Israel 0.8%
2,890,000	Israel Chemicals	47,582
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		47,582
	> Kazakhstan 0.3%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR (b)	17,824
	Largest Retail Bank & Insurer in Kazakhstan
		17,824
	> Senegal 0.2%
43,000	Sonatel (f)	14,562
	Leading Telecoms Operator in Western Africa
		14,562
	> Egypt —%
235,342	Paints & Chemical Industries (Pachin)	1,618
	Paints & Inks in Egypt
		1,618
Other Countries: Total		1,000,651
Latin America 5.5%
	> Brazil 4.0%
4,700,000	Localiza Rent A Car	75,423
	Car Rental
5,937,000	Suzano	54,728
	Brazilian Pulp & Paper Producer
1,300,000	Natura	36,628
	Direct Retailer of Cosmetics
3,000,000	Mills Estruturas e Serviços de Engenharia	32,983
	Civil Engineering & Construction
5,000,000	PDG Realty	28,053
	Brazilian Property Developer
3,400,000	MRV Engenharia	27,197
	Brazilian Property Developer
		255,012
	> Mexico 0.6%
580,000	Grupo Aeroportuario del Sureste - ADR	34,087
	Mexican Airport Operator
		34,087

Number of Shares or Principal Amount (000)		Value (000)
	> Argentina 0.3%
6,818,182	Union Agriculture Group (b)(d)	$15,000
	Farmland Operator in Uruguay
5,400,000	Madalena Ventures (b)(d)	4,913
	Oil & Gas Exploration in Argentina
		19,913
	> Colombia 0.3%
8,058,800	Canacol Energy (b)	12,469
	Oil Producer in South America
20,718,000	Gulf United (a)(b)(d)	7,044
	Prospecting for Oil Alongside Large Producers in Colombia
		19,513
	> Chile 0.3%
340,000	Sociedad Quimica y Minera de Chile - ADR	18,788
	Producer of Specialty Fertilizers, Lithium & Iodine
		18,788
Latin America: Total		347,313

Total Equities: 94.6% (Cost: $4,126,160)		5,999,591

Securities Lending Collateral: 0.2%
9,943,890	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.00%)	9,944
Total Securities Lending Collateral: (Cost: $9,944)		9,944

Short-Term Obligations: 4.4%
	> Repurchase Agreement 3.9%
$248,872	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by U.S. Government Agency obligations with various maturities to 9/08/17, market value $253,851 (repurchase proceeds $248,872)	248,872
		248,872

	> Commercial Paper 0.5%
29,400	Toyota Motor Credit 0.22% Due 4/11/11	29,398
		29,398
Total Short-Term Obligations: (Amortized Cost: $278,270)		278,270

Total Investments: 99.2% (Cost: $4,414,374)(h)(i)		6,287,805

Obligation to Return Collateral for Securities Loaned: (0.2)%		(9,944)

Cash and Other Assets Less Liabilities: 1.0%		63,233

Total Net Assets: 100.0%		$6,341,094

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Columbia Acorn International

Statement of Investments (Unaudited), continued

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•              Level 1 - quoted prices in active markets for identical securities

•              Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•              Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Europe	$69,445	$2,347,639	$—	$2,417,084
Asia	135,454	2,067,197	31,892	2,234,543
Other Countries	547,308	452,318	1,025	1,000,651
Latin America	320,356	11,957	15,000	347,313
Total Equities	1,072,563	4,879,111	47,917	5,999,591
Total Securities Lending Collateral	9,944	—	—	9,944
Total Short-Term Obligations	—	278,270	—	278,270
Total Investments	$1,082,507	$5,157,381	$47,917	$6,287,805
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,503	—	6,503
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,104)	—	(13,104)
Total	$1,082,507	$5,150,780	$47,917	$6,281,204

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure. Securities acquired via private placement that are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$263,663	$—	$—	$263,663

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

> Notes to Statements of Investments (dollar values in thousands)

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$38,269	$38,269	$—

Financial assets were transferred from Level 2 to Level 3 as trading was halted during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Asia	$79	$(38,558)	$38,112	$—	$—	$32,259	$—	$31,892
Other Countries	—	(942)	(1,872)	—	(2,171)	6,010		1,025
Latin America	15,000	—	—	—	—	—	—	15,000
	$15,079	$(39,500)	$36,240	$—	$(2,171)	$38,269	$—	$47,917

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $36,240.

(a)     An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/11	Value	Dividend
DeeThree Exploration	2,392,877	1,346,000	—	3,738,877	$15,241	$—
Gulf United	—	20,718,000	—	20,718,000	7,044	—
Southern ARC Minerals	—	5,737,500	—	5,737,500	7,604	—
Unit 4 Aggresso	1,476,800	—	—	1,476,800	50,230	—
United Drug*	12,110,000	—	—	12,110,000	39,474	—
Workspace Group	60,304,000	—	—	60,304,000	26,362	—
Total of Affiliated Transactions	76,283,677	27,801,500	—	104,085,177	$145,955	$—

*  At March 31, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these affiliated companies at March 31, 2011, was $74,193 and $106,481, respectively. Investments in affiliated companies represented 1.7% of total net assets at March 31, 2011.

(b)    Non-income producing security.

(c)     All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $7,302.

(d)    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $101,412, which represented 1.60% of total net assets.

Columbia Acorn International

Statement of Investments (Unaudited), continued

> Notes to Statements of Investments (dollar values in thousands)

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Mail.ru - GDR	11/05/10-12/31/10	764,506	$26,088	$22,897
Tahoe Resources	5/28/10	872,700	4,984	17,290
Union Agriculture Group	12/08/10	6,818,182	15,000	15,000
DeeThree Exploration	9/07/10-3/08/11	2,696,000	9,486	10,831
Southern Arc Minerals	2/16/11	5,737,500	9,308	7,604
Gulf United	2/11/11	20,718,000	6,215	7,044
Eacom Timber	3/17/10	12,500,000	6,188	6,570
Madalena Ventures	10/21/10	5,400,000	3,422	4,913
Sterling Resources	12/02/10	1,050,500	3,135	4,619
Petromanas	5/20/10	12,500,000	4,344	4,233
Petromanas - Warrants	5/20/10	6,250,000	362	411
			$88,532	$101,412

(e)     Security is traded on a U.S. exchange.

(f)       Illiquid security.

(g)    Investment made with cash collateral received from securities lending activity.

(h)    At March 31, 2011, for federal income tax purposes, the cost of investments was $4,414,374 and net unrealized apppreciation was $1,873,431, consisting of gross unrealized appreciation of $2,061,543 and gross unrealized depreciation of $188,112.

(i)        On March 31, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,355,960	21.4
Japanese Yen	995,627	15.7
U.S. Dollar	849,023	13.4
British Pound	453,664	7.2
Hong Kong Dollar	390,237	6.2
Canadian Dollar	353,081	5.6
Other currencies less than 5% of total net assets	1,890,213	29.7
	$6,287,805	99.2

At March 31, 2011, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	37,496	$37,000	4/15/11	$1,732
AUD	USD	1,005	1,000	4/15/11	38
AUD	USD	3,983	4,000	4/15/11	114
AUD	USD	38,311	38,000	5/13/11	1,436
AUD	USD	3,997	4,000	5/13/11	114
AUD	USD	42,140	42,000	6/15/11	1,201
CAD	USD	35,667	36,000	4/15/11	778
CAD	USD	2,968	3,000	4/15/11	61
CAD	USD	975	1,000	4/15/11	5
CAD	USD	38,610	39,000	5/13/11	788
CAD	USD	976	1,000	5/13/11	5
CAD	USD	39,049	40,000	6/15/11	211
JPY	USD	166,522	2,000	4/15/11	2
JPY	USD	1,581,560	19,000	5/13/11	18
			$267,000		$6,503

> Notes to Statements of Investments (dollar values in thousands)

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized (Depreciation)
USD	EUR	67,502	$90,000	4/15/11	$(5,644)
USD	EUR	4,457	6,000	4/15/11	(315)
USD	EUR	3,583	5,000	4/15/11	(77)
USD	EUR	71,342	96,000	5/13/11	(5,032)
USD	EUR	3,585	5,000	5/13/11	(76)
USD	EUR	72,451	101,000	6/15/11	(1,535)
JPY	USD	1,405,509	17,000	4/15/11	(102)
JPY	USD	1,552,870	19,000	6/15/11	(323)
			$339,000		$(13,104)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

Equities: 99.2%
Information 34.2%
	> Business Software 9.2%
985,000	Informatica (a)	$51,447
	Enterprise Data Integration Software
698,000	Micros Systems (a)	34,502
	Information Systems for Hotels, Restaurants & Retailers
375,000	ANSYS (a)	20,321
	Simulation Software for Engineers & Designers
408,000	Ariba (a)	13,929
	Cost Management Software
243,000	Concur Technologies (a)	13,474
	Web Enabled Cost & Expense Management Software
333,000	Blackbaud	9,071
	Software & Services for Non-profits
247,000	Blackboard (a)	8,951
	Education Software
194,400	Constant Contact (a)	6,785
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
220,000	Advent Software (a)	6,308
	Asset Management & Trading Systems
322,000	SPS Commerce (a)	4,994
	Supply Chain Management Software Delivered via the Web
52,000	Quality Systems	4,334
	IT Systems for Medical Groups & Ambulatory Care Centers
129,000	NetSuite (a)	3,751
	End to End IT Systems Solutions Delivered Over the Web
		177,867
	> Semiconductors & Related Equipment 4.7%
1,958,000	Atmel (a)	26,688
	Microcontrollers, Radio Frequency & Memory Semiconductors
760,000	Microsemi (a)	15,740
	Analog/Mixed-signal Semiconductors
1,075,000	TriQuint Semiconductor (a)	13,878
	RF Semiconductors
1,061,750	ON Semiconductor (a)	10,479
	Mixed-signal & Power Management Semiconductors
675,000	Entegris (a)	5,920
	Semiconductor Materials Management Products
346,000	Monolithic Power Systems (a)	4,910
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
448,000	Applied Micro Circuits (a)	4,650
	Communications Semiconductors
430,000	Pericom Semiconductor (a)	4,459
	Interface Integrated Circuits (ICs) & Frequency Control Products
177,266	Supertex (a)	3,949
	Analog/Mixed-signal Semiconductors
		90,673
	> Instrumentation 4.3%
678,000	IPG Photonics (a)	39,107
	Fiber Lasers
180,000	Mettler Toledo (a)	30,960
	Laboratory Equipment
168,000	Trimble Navigation (a)	8,491
	GPS-based Instruments
130,000	FLIR Systems	4,499
	Infrared Cameras
		83,057
	> Computer Hardware & Related Equipment 3.6%
619,000	II-VI (a)	30,795
	Laser Optics & Specialty Materials
324,000	Zebra Technologies (a)	12,714
	Bar Code Printers
196,000	Amphenol	10,661
	Electronic Connectors
280,000	Nice Systems - ADR (Israel) (a)	10,343
	Audio & Video Recording Solutions
196,000	Netgear (a)	6,358
	Networking Products for Small Business & Home
		70,871
	> Telecommunications Equipment 3.3%
386,000	Polycom (a)	20,014
	Video Conferencing Equipment
732,000	Finisar (a)	18,007
	Optical Sub-systems & Components
903,000	Ixia (a)	14,340
	Telecom Network Test Equipment
752,000	Infinera (a)	6,309
	Optical Networking Equipment
197,000	Blue Coat Systems (a)	5,548
	WAN Acceleration & Network Security
		64,218
	> Telephone and Data Services 2.5%
1,617,000	tw telecom (a)	31,047
	Fiber Optic Telephone/Data Services
177,000	AboveNet	11,480
	Metropolitan Fiber Communications Services
2,030,000	PAETEC Holding (a)	6,780
	Telephone/Data Services for Business
		49,307
	> Gaming Equipment & Services 1.7%
660,000	Bally Technologies (a)	24,981
	Slot Machines & Software
235,000	WMS Industries (a)	8,307
	Slot Machine Provider
		33,288
	> Mobile Communications 1.7%
650,000	SBA Communications (a)	25,792
	Communications Towers
150,000	Crown Castle International (a)	6,382
	Communications Towers
88,000	Globalstar (a)	112
	Satellite Mobile Voice & Data Carrier
		32,286

Number of Shares		Value (000)
	> Computer Services 1.4%
428,000	ExlService Holdings (a)	$9,052
	BPO (Business Process Outsourcing)
261,000	SRA International (a)	7,402
	Government IT Services
1,005,500	Hackett Group (a)	3,861
	IT Integration & Best Practice Research
710,000	RCM Technologies (a)(b)	3,614
	Technology & Engineering Services
172,000	Acxiom (a)	2,468
	Database Marketing Services
		26,397
	> Financial Processors 0.5%
188,000	Global Payments	9,197
	Credit Card Processor
		9,197
	> Contract Manufacturing 0.5%
261,000	Plexus (a)	9,151
	Electronic Manufacturing Services
		9,151
	> Internet Related 0.3%
44,000	Equinix (a)	4,009
	Network Neutral Data Centers
343,000	TheStreet.com	1,149
	Financial Information Websites
		5,158
	> Entertainment Programming 0.2%
145,000	IMAX (Canada) (a)	4,637
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
		4,637
	> Radio 0.2%
511,100	Salem Communications	1,917
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	670
	Spanish Language Radio Stations
18,750	Saga Communications (a)	652
	Radio Stations in Small & Mid-sized Cities
		3,239
	> TV Broadcasting 0.1%
975,000	Entravision Communications (a)	2,642
	Spanish Language TV & Radio Stations
		2,642
Information: Total		661,988
Consumer Goods & Services 16.8%
	> Retail 5.7%
390,000	lululemon athletica (a)	34,729
	Premium Active Apparel Retailer
468,500	Abercrombie & Fitch	27,501
	Teen Apparel Retailer
254,000	Shutterfly (a)	13,299
	Internet Photo-centric Retailer
875,000	Saks (a)	9,896
	Luxury Department Store Retailer
614,000	Chico’s FAS	9,149
	Women’s Specialty Retailer
805,000	Pier 1 Imports (a)	8,171
	Home Furnishing Retailer
480,000	Talbots (a)(c)	2,899
	Women’s Specialty Retailer
620,000	Wet Seal (a)	2,654
	Specialty Apparel Retailer
104,508	Express	2,042
	Dual Gender Fashion Retailer
9,000	The Fresh Market (a)	340
	Specialty Food Retailer
		110,680
	> Travel 3.6%
849,700	Gaylord Entertainment (a)	29,468
	Convention Hotels
1,175,950	Avis Budget Group (a)	21,061
	Second Largest Car Rental Company
750,000	Hertz (a)	11,722
	Largest U.S. Rental Car Operator
150,000	Vail Resorts (a)	7,314
	Ski Resort Operator & Developer
		69,565
	> Furniture & Textiles 1.9%
980,000	Knoll	20,541
	Office Furniture
540,000	Interface	9,985
	Modular & Broadloom Carpet
260,000	Herman Miller	7,147
	Office Furniture
		37,673
	> Apparel 1.3%
192,000	Warnaco Group (a)	10,980
	Global Branded Apparel Manufacturer
90,000	Deckers Outdoor (a)	7,754
	Fashion Footwear Wholesaler
241,530	True Religion Apparel (a)	5,669
	Premium Denim
		24,403
	> Casinos & Gaming 1.0%
270,000	Penn National Gaming (a)	10,006
	Regional Casino Operator
645,000	Pinnacle Entertainment (a)	8,785
	Regional Casino Operator
		18,791
	> Educational Services 0.7%
153,700	ITT Educational Services (a)	11,090
	Post-secondary Degree Services
165,000	Universal Technical Institute	3,209
	Vocational Training
		14,299
	> Other Durable Goods 0.6%
161,000	Cavco Industries (a)	7,270
	Manufactured Homes
140,000	Jarden	4,980
	Branded Household Products
		12,250

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Consumer Goods Distribution 0.6%
472,000	Pool	$11,380
	Distributor of Swimming Pool Supplies & Equipment
		11,380
	> Food & Beverage 0.6%
197,000	Diamond Foods	10,993
	Culinary Ingredients & Snack Foods
		10,993
	> Other Consumer Services 0.5%
259,000	Lifetime Fitness (a)	9,663
	Sport & Fitness Club Operator
		9,663
	> Leisure Products 0.3%
162,000	Thor Industries	5,406
	RV & Bus Manufacturer
		5,406
	> Restaurants —%
26,600	Bravo Brio Restaurant Group (a)	470
	Upscale Casual Italian Restaurants
		470
Consumer Goods & Services: Total		325,573
Industrial Goods & Services 14.8%
	> Machinery 11.3%
373,600	Nordson	42,986
	Dispensing Systems for Adhesives & Coatings
941,250	Ametek	41,293
	Aerospace/Industrial Instruments
735,000	ESCO Technologies	28,040
	Automatic Electric Meter Readers
445,000	Donaldson	27,274
	Industrial Air Filtration
585,000	Pentair	22,107
	Pumps & Water Treatment
403,732	HEICO	18,160
	FAA Approved Aircraft Replacement Parts
280,000	MOOG (a)	12,855
	Motion Control Products for Aerospace, Defense & Industrial Markets
177,000	Kennametal	6,903
	Consumable Cutting Tools
111,000	WABCO Holdings (a)	6,842
	Truck & Bus Component Supplier
162,000	Oshkosh (a)	5,732
	Specialty Truck Manufacturer
71,800	Toro	4,755
	Turf Maintenance Equipment
50,000	Kaydon	1,959
	Specialized Friction & Motion Control Products
		218,906
	> Electrical Components 0.9%
280,000	Acuity Brands	16,377
	Commercial Lighting Fixtures
		16,377
	> Industrial Materials & Specialty Chemicals 0.7%
326,000	Drew Industries	7,280
	RV & Manufactured Home Components
135,000	Albany International	3,361
	Paper Machine Clothing & Advanced Textiles
54,000	Albemarle	3,228
	Refinery Catalysts & Other Specialty Chemicals
		13,869
	> Other Industrial Services 0.6%
265,000	TrueBlue (a)	4,449
	Temporary Manual Labor
396,000	American Reprographics (a)	4,099
	Document Management & Logistics
109,000	Forward Air	3,339
	Freight Transportation Between Airports
		11,887
	> Steel 0.5%
486,000	GrafTech International (a)	10,026
	Industrial Graphite Materials Producer
		10,026
	> Industrial Distribution 0.4%
350,000	Interline Brands (a)	7,140
	Industrial Distribution
		7,140
	> Waste Management 0.3%
195,000	Waste Connections	5,614
	Solid Waste Management
		5,614
	> Water 0.1%
550,000	Mueller Water Products	2,464
	Fire Hydrants, Valves & Ductile Iron Pipes
		2,464
Industrial Goods & Services: Total		286,283
Finance 10.8%
	> Banks 5.1%
981,941	Valley National Bancorp	13,708
	New Jersey/New York Bank
659,800	TCF Financial	10,464
	Great Lakes Bank
692,400	Associated Banc-Corp	10,282
	Midwest Bank
480,000	MB Financial	10,061
	Chicago Bank
431,597	Lakeland Financial	9,789
	Indiana Bank
170,000	SVB Financial Group (a)	9,678
	Bank to Venture Capitalists
571,000	Whitney Holding	7,777
	Gulf Coast Bank
1,478,200	First Busey	7,509
	Illinois Bank
527,700	Pacific Continental	5,377
	Pacific Northwest Bank

Number of Shares		Value (000)
	> Banks—continued
269,600	Eagle Bancorp (a)	$3,788
	Metro D.C. Bank
178,826	Sandy Spring Bancorp	3,301
	Baltimore/D.C. Bank
210,000	CVB Financial	1,955
	Inland Empire Business Bank
90,000	TriCo Bancshares	1,468
	California Central Valley Bank
40,000	Hancock Holding	1,314
	Gulf Coast Bank
245,000	Wilmington Trust	1,107
	Delaware Trust Bank
851,247	Guaranty Bancorp (a)	1,098
	Colorado Bank
247,500	Green Bankshares (a)(c)	691
	Tennessee Bank
		99,367
	> Finance Companies 3.8%
345,000	World Acceptance (a)	22,494
	Personal Loans
285,000	Textainer Group Holdings	10,591
	Top International Container Leasor
412,500	Aaron Rents	10,461
	Rent to Own
240,000	GATX	9,278
	Rail Car Lessor
335,418	McGrath Rentcorp	9,147
	Temporary Space & IT Rentals
230,000	CAI International (a)	5,948
	International Container Leasing
201,000	H&E Equipment Services (a)	3,921
	Heavy Equipment Leasing
99,200	Marlin Business Services (a)	1,224
	Small Equipment Leasing
		73,064
	> Savings & Loans 0.8%
756,000	ViewPoint Financial	9,828
	Texas Thrift
215,000	Berkshire Hills Bancorp	4,483
	Northeast Thrift
173,073	Kaiser Federal Financial Group	2,129
	Los Angeles Savings & Loan
		16,440
	> Brokerage & Money Management 0.8%
209,500	Eaton Vance	6,754
	Specialty Mutual Funds
675,000	MF Global (a)	5,589
	Futures Broker
139,400	Investment Technology Group (a)	2,536
	Electronic Trading
		14,879
	> Insurance 0.3%
222,000	Tower Group	5,335
	Commercial & Personal Lines Insurance
		5,335
Finance: Total		209,085
Energy & Minerals 8.5%
	> Oil Services 4.9%
500,000	FMC Technologies (a)	47,240
	Oil & Gas Wellhead Manufacturer
845,000	Atwood Oceanics (a)	39,233
	Offshore Drilling Contractor
86,000	Bristow (a)	4,068
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
101,000	Hornbeck Offshore (a)	3,116
	Supply Vessel Operator in U.S. Gulf of Mexico
53,000	Tesco (a)	1,163
	Developing New Well Drilling Technologies
		94,820
	> Oil & Gas Producers 2.8%
1,135,000	Quicksilver Resources (a)	16,242
	Natural Gas & Coal Steam Gas Producer
133,000	SM Energy	9,867
	Oil & Gas Producer
143,000	Rosetta Resources (a)	6,798
	Oil & Gas Producer Exploring in South Texas & Montana
230,000	Northern Oil & Gas (a)	6,141
	Small E&P Company in North Dakota Bakken
386,000	Houston American Energy	5,948
	Oil & Gas Exploration & Production in Colombia
146,000	Carrizo Oil & Gas (a)	5,392
	Oil & Gas Producer
84,000	Swift Energy (a)	3,585
	Oil & Gas Exploration & Production Co.
22,800	Oasis Petroleum (a)	721
	Oil Producer in North Dakota
		54,694
	> Mining 0.8%
100,000	Core Laboratories (Netherlands)	10,217
	Oil & Gas Reservoir Consulting
393,000	Alexco Resource (a)	3,478
	Mining, Exploration & Environmental Services
180,000	Augusta Resource (a)	924
	U.S. Copper/Molybdenum Mine
		14,619
Energy & Minerals: Total		164,133
Health Care 7.9%
	> Biotechnology & Drug Delivery 4.0%
520,000	BioMarin Pharmaceutical (a)	13,068
	Biotech Focused on Orphan Diseases
232,000	Onyx Pharmaceuticals (a)	8,162
	Commercial-stage Biotech Focused on Cancer
840,000	NPS Pharmaceuticals (a)	8,039
	Orphan Drugs & Healthy Royalties
491,882	Seattle Genetics (a)	7,659
	Antibody-based Therapies for Cancer
147,000	InterMune (a)	6,937
	Drugs for Pulmonary Fibrosis & Hepatitis C
626,000	Isis Pharmaceuticals (a)	5,659
	Biotech Pioneer in Anti-sense Drugs

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
810,000	Micromet (a)	$4,544
	Next-generation Antibody Technology
205,000	Auxilium Pharmaceuticals (a)	4,401
	Biotech Focused on Niche Disease Areas
65,000	United Therapeutics (a)	4,356
	Biotech Focused on Rare Diseases
790,000	Chelsea Therapeutics (a)	3,081
	Biotech Focused on Rare Diseases
243,000	Savient Pharmaceuticals (a)	2,576
	Biotech Company Focused on Severe Gout
360,369	Nabi Biopharmaceuticals (a)	2,094
	Biotech Focused on Vaccines
220,000	Anthera Pharmaceuticals (a)	1,487
	Biotech Focused on Cardiovascular, Cancer & Immunology
428,965	Idenix Pharmaceuticals (a)	1,424
	Developer of Drugs for Infectious Diseases
446,532	Allos Therapeutics (a)	1,415
	Cancer Drug Development
146,710	Nektar Therapeutics (a)	1,389
	Drug Delivery Technologies
450,000	Array Biopharma (a)	1,377
	Drugs for Cancer & Inflammatory Diseases
18,181	Metabolex, Series A-1 (a)(d)	18
	Diabetes Drug Development
738,060	Medicure - Warrants (a)(d)	2
	Cardiovascular Biotech Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	—
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	—
	High Throughput Rational Drug Design
		77,688
	> Medical Equipment & Devices 2.3%
185,000	Alexion Pharmaceuticals (a)	18,256
	Biotech Focused on Orphan Diseases
184,000	Sirona Dental Systems (a)	9,229
	Manufacturer of Dental Equipment
120,000	Gen-Probe (a)	7,962
	Molecular In-vitro Diagnostics
53,000	Idexx Laboratories (a)	4,093
	Diagnostic Equipment & Services for Veterinarians
155,000	Pacific Biosciences of California (a)(c)	2,178
	Genome Sequencing
72,000	American Medical Systems (a)	1,558
	Medical Devices to Treat Urological Conditions
160,783	Nanosphere (a)	522
	Molecular Diagnostics Company with Best of Breed Platform
		43,798
	> Medical Supplies 0.7%
439,600	Cepheid (a)	12,317
	Molecular Diagnostics
49,000	Neogen (a)	2,028
	Food & Animal Safety Products
		14,345
	> Health Care Services 0.6%
1,038,900	Health Management Associates (a)	11,324
	Non-urban Hospitals
		11,324
	> Pharmaceuticals 0.3%
676,582	Akorn (a)	3,904
	Develops, Manufactures & Sells Specialty Generic Drugs
129,460	Alimera Sciences (a)	1,010
	Ophthalmogy-focused Pharmaceutical Company
		4,914
Health Care: Total		152,069
Other Industries 6.2%
	> Real Estate 5.1%
915,000	Extra Space Storage	18,950
	Self Storage Facilities
995,200	BioMed Realty Trust	18,929
	Life Science-focused Office Buildings
600,000	Associated Estates Realty	9,528
	Multi-family Properties
246,000	Corporate Office Properties	8,890
	Office Buildings
1,380,000	Kite Realty Group	7,328
	Community Shopping Centers
870,000	Education Realty Trust	6,986
	Student Housing
177,000	Kilroy Realty	6,873
	Southern California Office & Industrial Properties
1,058,000	DCT Industrial Trust	5,872
	Industrial Properties
98,619	Macerich	4,884
	Regional Shopping Malls
191,000	Dupont Fabros Technology	4,632
	Technology-focused Office Buildings
100,000	Post Properties	3,925
	Multi-family Properties
208,000	Summit Hotel Properties (a)	2,067
	Owner of Select Service Hotels
		98,864
	> Transportation 1.1%
256,000	World Fuel Services	10,396
	Global Fuel Broker
310,000	Heartland Express	5,444
	Regional Trucker
210,091	Rush Enterprises, Class A (a)	4,160
115,000	Rush Enterprises, Class B (a)	2,000
	Truck Sales & Services
		22,000
Other Industries: Total		120,864
Total Equities: 99.2% (Cost: $1,281,848)		1,919,995

Number of Shares or Principal Amount (000)		Value (000)

Securities Lending Collateral: 0.1%
1,342,250	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.00%)	$1,342
Total Securities Lending Collateral: (Cost: $1,342)		1,342

Short-Term Obligation: 0.8%
	> Repurchase Agreement: 0.8%
$14,945	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 4/18/16, market value $15,245 (repurchase proceeds $14,945)	14,945
Total Short Term Obligation: (Cost: $14,945)		14,945

Total Investments: 100.1% (Cost: $1,298,135)(f)		1,936,282

Obligation to Return Collateral for Securities Loaned: (0.1)%		(1,342)

Cash and Other Assets Less Liabilities: 0.0%		716

Total Net Assets: 100.0%		$1,935,656

ADR = American Depositary Receipts.

Columbia Acorn USA

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$661,988	$—	$—	$661,988
Consumer Goods & Services	325,573	—	—	325,573
Industrial Goods & Services	286,283	—	—	286,283
Finance	209,085	—	—	209,085
Energy & Minerals	164,133	—	—	164,133
Health Care	152,049	2	18	152,069
Other Industries	120,864	—	—	120,864
Total Equities	1,919,975	2	18	1,919,995
Total Securities Lending Collateral	1,342	—	—	1,342
Total Short-Term Obligations	—	14,945	—	14,945
Total Investments	$1,921,317	$14,947	$18	$1,936,282

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sells	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Health Care	$20	$—	$(2)	$—	$—	$—	$—	$18
	$20	$—	$(2)	$—	$—	$—	$—	$18

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $2.

> Notes to Statement of Investments (dollar values in thousands)

(a)     Non-income producing security.

(b)    An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company during the three months ended March 31, 2011, are as follows:

Affiliate	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/11	Value	Dividend
RCM Technologies	786,000	—	76,000	710,000	$3,614	$—
Total of Affiliated Transactions	786,000	—	76,000	710,000	$3,614	$—

The aggregate cost and value of this affiliated company at March 31, 2011, was $4,479 and $3,614. Investments in this affiliated company represented 0.2% of total net assets at March 31, 2011.

(c)     All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $1,248.

(d)    Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of these securities amounted to $20, which represented less than 0.01% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1	2/11/00	18,181	$2,000	$18
Medicure - Warrants	12/22/06	738,060	—	2
Locus Pharmaceuticals, Series A-1 Pfd.	9/5/01	37,500	1,500	—
Locus Pharmaceuticals, Series B-1 Pfd.	2/8/07	19,329	56	—
			$3,556	$20

(e)     Investment made with cash collateral received from securities lending activity.

(f)       At March 31, 2011, for federal income tax purposes, the cost of investments was $1,298,135 and net unrealized appreciation was $638,147, consisting of gross unrealized appreciation of $738,944 and gross unrealized depreciation of $100,797.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

Equities: 93.6%
Europe 49.7%
	> United Kingdom 18.6%
2,139,000	Serco	$19,147
	Facilities Management
1,465,000	Chemring	16,251
	Defense Manufacturer of Countermeasures & Energetics
412,000	Intertek Group	13,444
	Testing, Inspection & Certification Services
568,000	Petropavlovsk	9,094
	Gold & Iron Ore Mining in Russia
2,415,000	Cobham	8,918
	Aerospace Components
13,437,411	Workspace Group	5,874
	United Kingdom Real Estate
517,000	JLT Group	5,739
	International Business Insurance Broker
2,775,000	Archipelago Resources (a)	2,554
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
226,800	Shaftesbury	1,721
	London Prime Retail REIT
		82,742
	> Netherlands 10.4%
175,427	Fugro	15,459
	Sub-sea Oilfield Services
166,000	AkzoNobel	11,405
	Largest Global Supplier of Protective Paints & Coatings
231,504	Imtech	8,592
	Electromechanical & Information & Communications Technologies Installation & Maintenance
238,000	Aalberts Industries	5,648
	Flow Control & Heat Treatment
51,000	Core Laboratories	5,211
	Oil & Gas Reservoir Consulting
		46,315
	> Germany 5.8%
672,000	Wirecard	12,052
	Online Payment Processing & Risk Management
115,500	Rheinmetall	9,571
	Defense & Automotive
200,000	Rhoen-Klinikum	4,337
	Health Care Services
		25,960
	> Sweden 4.2%
774,666	Hexagon	18,496
	Measurement Equipment & Software
		18,496
	> Switzerland 2.6%
51,000	Kuehne & Nagel	7,135
	Freight Forwarding/Logistics
99,000	Bank Sarasin & Cie	4,311
	Private Banking
		11,446
	> France 2.6%
130,000	Neopost	11,388
	Postage Meter Machines
		11,388
	> Ireland 2.3%
3,213,000	United Drug	10,473
	Irish Pharmaceutical Wholesaler & Outsourcer
		10,473
	> Iceland 1.2%
4,800,000	Marel (a)	5,396
	Largest Manufacturer of Poultry & Fish Processing Equipment
		5,396
	> Spain 1.0%
80,000	Red Eléctrica de España	4,546
	Spanish Power Transmission
		4,546
	> Denmark 1.0%
29,000	Novozymes	4,440
	Industrial Enzymes
		4,440
Europe: Total		221,202

Asia 26.1%
	> Japan 13.1%
2,115,000	Kansai Paint	18,330
	Paint Producer in Japan, India, China & Southeast Asia
480,000	Asahi Diamond Industrial	9,204
	Consumable Diamond Tools
4,450	Seven Bank	8,980
	ATM Processing Services
521,000	Gree (b)	8,731
	Mobile Social Networking Game Developer/Platform
8,550	Jupiter Telecommunications	8,408
	Largest Cable Service Provider in Japan
110,000	Ain Pharmaciez	3,831
	Dispensing Pharmacy/Drugstore Operator
15,400	Benesse	632
	Education Service Provider
		58,116
	> China 4.4%
12,115,400	Jiangsu Expressway	13,643
	Chinese Toll Road Operator
1,324,700	Zhaojin Mining Industry	5,928
	Gold Mining & Refining in China
		19,571
	> South Korea 4.3%
79,266	NHN (a)	13,830
	South Korea’s Largest Online Search Engine
151,000	Woongjin Coway	5,211
	South Korean Household Appliance Rental Service Provider
		19,041

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Singapore 4.0%
11,105,000	Ascendas REIT	$17,708
	Industrial Property Landlord
		17,708
	> Hong Kong 0.3%
1,515,000	Hutchison Port Holdings Trust (a)	1,500
	Southern China Container Ports
		1,500
Asia: Total		115,936

Other Countries 13.4%
	> Canada 4.0%
210,400	CCL Industries	6,858
	Leading Global Label Manufacturer
125,000	AG Growth	5,890
	Leading Manufacturer of Augers & Grain Handling Equipment
132,000	Pan American Silver	4,901
	Silver Mining
		17,649
	> South Africa 3.6%
1,152,200	Adcock Ingram Holdings	9,461
	Manufacturer of Pharmaceuticals & Medical Supplies
122,700	Naspers	6,602
	Media in Africa, China, Russia & Other Emerging Markets
		16,063
	> United States 2.6%
143,000	Atwood Oceanics (a)	6,639
	Offshore Drilling Contractor
67,000	SM Energy	4,971
	Oil & Gas Producer
		11,610
	> Australia 2.1%
571,848	UGL	9,276
	Engineering & Facilities Management
		9,276
	> Israel 1.1%
310,000	Israel Chemicals	5,104
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		5,104
Other Countries: Total		59,702

Latin America 4.4%
	> Colombia 3.9%
525,000	Pacific Rubiales Energy	14,567
	Oil Production & Exploration in Colombia
18,800,000	Quetzal Energy (a)(c)	2,660
	Explores for Oil & Gas in Latin America
		17,227
	> Argentina 0.5%
1,000,000	Union Agriculture Group (a)(c)	2,200
	Farmland Operator in Uruguay
		2,200
Latin America: Total		19,427

Total Equities: 93.6% (Cost: $302,613)		416,267

Securities Lending Collateral: 0.8%
3,600,600	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.00%)	3,601
Total Securities Lending Collateral: (Cost: $3,601)		3,601

Principal Amount (000)

Short-Term Obligations: 5.8%
	> Repurchase Agreement 4.8%
$21,365	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 4/18/16, market value $21,795 (repurchase proceeds $21,365)	21,365
		21,365
	> Commercial Paper 1.0%
2,200	ConocoPhillips 0.24% due 4/7/11 (e)	2,200
2,000	Toyota Motor Credit 0.22% due 4/11/11	2,000
		4,200
Total Short-Term Obligations: (Cost: $25,565)		25,565

Total Investments: 100.2% (Cost: $331,779)(f)(g)		445,433

Obligation to Return Collateral for Securities Loaned: (0.8)%		(3,601)

Cash and Other Assets Less Liabilities: 0.6%		2,676

Total Net Assets: 100%		$444,508

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•        Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$5,211	$215,991	$—	$221,202
Asia	1,500	96,728	17,708	115,936
Other Countries	29,259	30,443	—	59,702
Latin America	14,567	2,660	2,200	19,427
Total Equities	50,537	345,822	19,908	416,267
Total Securities Lending Collateral	3,601	—	—	3,601
Total Short-Term Obligations	—	25,565	—	25,565
Total Investments	$54,138	$371,387	$19,908	$445,443

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement that are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade. Securities for which no market exists are valued based upon a market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in the company’s capital structure.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sells	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Asia
Singapore	$—	$—	$(222)	$510	$—	$17,420	$—	$17,708
Latin America
Argentina	2,200	—	—	—	—	—	—	2,200
	$2,200	$—	$(222)	$510	$—	$17,420	$—	$19,908

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $222.

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

> Notes to Statements of Investments (dollar values in thousands)

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$17,420	$17,420	$—

Financial assets were transferred from Level 2 to Level 3 as trading was halted during the period.

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $3,427.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the market value of this security amounted to $4,860, which represented 1.09% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Quetzal Energy	1/14/11	18,800,000	$2,376	$2,660
Union Agriculture Group	2/8/10	1,000,000	2,200	2,200
			$4,576	$4,860

(d)         Investment made with cash collateral received from securities lending activity.

(e)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2011, this security had an aggregate value of $2,200, which represented 0.5% of net assets.

(f)            At March 31, 2011, for federal income tax purposes, the cost of investments was $331,779 and net unrealized appreciation was $113,654, consisting of gross unrealized appreciation of $120,892 and gross unrealized depreciation of $7,238.

(g)         On March 31, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$93,471	21.0
British Pound	82,742	18.6
Japanese Yen	58,116	13.1
U.S. Dollar	54,588	12.3
Canadian Dollar	29,975	6.7
Other currencies less than 5% of total net assets	126,541	28.5
	$445,433	100.2

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

Equities: 98.4%
Consumer Goods & Services 27.3%
	> Retail 10.0%
1,600,000	Abercrombie & Fitch	$93,920
	Teen Apparel Retailer
3,600,000	Safeway	84,744
	Supermarkets
350,000	lululemon athletica (a)	31,168
	Premium Active Apparel Retailer
250,000	Tiffany & Co.	15,360
	Luxury Good Retailer
		225,192
	> Travel 6.0%
8,650,000	Hertz (a)	135,200
	Largest U.S. Rental Car Operator
		135,200
	> Educational Services 5.1%
1,000,000	ITT Educational Services (a)	72,150
	Post-secondary Degree Services
1,900,000	Career Education (a)	43,168
	Post-secondary Education
		115,318
	> Apparel 2.6%
1,135,000	Coach	59,065
	Designer & Retailer of Branded Leather Accessories
		59,065
	> Casinos & Gaming 1.6%
335,000,000	RexLot Holdings (China)	37,058
	Lottery Equipment Supplier in China
		37,058
	> Leisure Products 1.1%
720,000	Thor Industries	24,026
	RV & Bus Manufacturer
		24,026
	> Food & Beverage 0.5%
1,000,000	GLG Life Tech (Canada) (a)	10,550
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		10,550
	> Other Consumer Services 0.4%
2,300,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)	8,165
	Provides Real Estate Services in China
		8,165
Consumer Goods & Services: Total		614,574

Industrial Goods & Services 17.8%
	> Machinery 10.6%
1,860,000	Ametek	81,598
	Aerospace/Industrial Instruments
860,000	Pall	49,545
	Filtration & Fluids Clarification
800,000	Donaldson	49,032
	Industrial Air Filtration

885,000	Kennametal	34,515
	Consumable Cutting Tools
650,000	Oshkosh (a)	22,997
	Specialty Truck Manufacturer
		237,687
	> Waste Management 2.5%
1,500,000	Waste Management	56,010
	U.S. Garbage Collection & Disposal
		56,010
	> Industrial Materials & Specialty Chemicals 1.7%
1,000,000	Nalco Holding Company	27,310
	Provider of Water Treatment & Process Chemicals & Services
1,581,700	ChemSpec International - ADR (China) (a)	11,657
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		38,967
	> Other Industrial Services 1.7%
750,000	Expeditors International of Washington	37,605
	International Freight Forwarder
		37,605
	> Industrial Distribution 1.3%
220,000	WW Grainger	30,290
	Industrial Distribution
		30,290
Industrial Goods & Services: Total		400,559

Information 17.1%
	> Mobile Communications 6.7%
1,550,000	Crown Castle International (a)	65,953
	Communications Towers
900,000	American Tower (a)	46,638
	Communications Towers
505,000	SBA Communications (a)	20,038
	Communications Towers
15,000,000	Globalstar (a)(b)	19,050
	Satellite Mobile Voice & Data Carrier
		151,679
	> Contract Manufacturing 3.5%
7,100,000	Sanmina-SCI (a)(b)	79,591
	Electronic Manufacturing Services
		79,591
	> Computer Services 2.0%
4,200,000	WNS - ADR (India) (a)(b)	44,310
	Offshore BPO (Business Process Outsourcing) Services
		44,310
	> Computer Hardware & Related Equipment 1.8%
750,000	Amphenol	40,792
	Electronic Connectors
		40,792

Columbia Acorn Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)

	> Business Information & Marketing Services 1.0%
2,300,000	Navigant Consulting (a)	$22,977
	Financial Consulting Firm
		22,977
	> Instrumentation 0.9%
120,000	Mettler Toledo (a)	20,640
	Laboratory Equipment
		20,640
	> Advertising 0.7%
3,675,000	VisionChina Media - ADR (China) (a)(c)	15,913
	Advertising on Digital Screens in China’s Mass Transit System
		15,913
	> Business Software 0.5%
182,000	Concur Technologies (a)	10,092
	Web Enabled Cost & Expense Management Software
		10,092
Information: Total		385,994

Energy & Minerals 16.9%
	> Oil & Gas Producers 11.4%
3,700,000	Pacific Rubiales Energy (Colombia)	102,661
	Oil Production & Exploration in Colombia

30,530,000	Canacol Energy (Colombia) (a)(b)	47,236
4,000,000	Canacol Energy (Colombia) (a)(b)(d)	6,065
	Oil Producer in South America
38,343,900	ShaMaran Petroleum (Iraq) (a)(b)	37,968
	Oil Exploration in Kurdistan
1,450,000	Houston American Energy	22,344
	Oil & Gas Exploration & Production in Colombia
34,856,000	Petrodorado (Colombia) (a)(b)	15,999
17,144,000	Petrodorado - Warrants (Colombia) (a)(b)(d)	3,091
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(b)(d)	13,343
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(b)(d)	2,091
	Oil & Gas Exploration/Production in the North Sea
13,125,000	Petromanas (Canada) (a)(d)	4,444
5,000,000	Petromanas (Canada) (a)	1,728
6,562,500	Petromanas - Warrants (Canada) (a)(d)	431
	Exploring for Oil in Albania
		257,401
	> Alternative Energy 2.3%
3,200,000	Canadian Solar (China) (a)(b)(c)	36,064
	Solar Cell & Module Manufacturer
4,426,330	Synthesis Energy Systems (China) (a)(b)(c)	12,482
	Owner/Operator of Gasification Plants
1,600,000	Real Goods Solar (a)(b)	4,240
	Residential Solar Energy Installer
		52,786
	> Agricultural Commodities 1.8%
9,090,909	Union Agriculture Group (Argentina) (a)(d)	20,000
	Farmland Operator in Uruguay
38,000,000	Eacom Timber (Canada) (a)(b)(d)	19,974
	Canadian Lumber Producer
		39,974
	> Oil Services 0.8%
7,524,000	Tuscany International Drilling (Colombia) (a)(d)	11,636
3,450,000	Tuscany International Drilling (Colombia) (a)	5,445
760,000	Tuscany International Drilling - Warrants (Colombia) (a)(d)	123
	South America-based Drilling Rig Contractor
		17,204
	> Mining 0.6%
1,000,000	Kirkland Lake Gold (Canada) (a)	13,956
	Gold Mining
		13,956
Energy & Minerals: Total		381,321

Finance 13.0%
	> Credit Cards 5.5%
5,150,000	Discover Financial Services	124,218
	Credit Card Company
		124,218
	> Insurance 4.1%
12,500,000	CNO Financial Group (a)	93,875
	Life, Long-term Care & Medical Supplement Insurance
		93,875
	> Brokerage & Money Management 3.4%
6,000,000	MF Global (a)	49,680
	Futures Broker
1,100,000	SEI Investments	26,268
	Mutual Fund Administration & Investment Management
		75,948
Finance: Total		294,041

Other Industries 4.9%
	> Transportation 2.6%
1,300,000	JB Hunt Transport Services	59,046
	Truck & Intermodal Carrier
		59,046
	> Real Estate 1.6%
1,900,000	BioMed Realty Trust	36,138
	Life Science-focused Office Buildings
		36,138
	> Regulated Utilities 0.7%
500,000	Wisconsin Energy	15,250
	Wisconsin Utility
		15,250
Other Industries: Total		110,434

Number of Shares or Principal Amount (000)		Value (000)

Health Care 1.4%
	> Biotechnology & Drug Delivery 0.9%
2,000,000	NPS Pharmaceuticals (a)	$19,140
	Orphan Drugs & Healthy Royalties
		19,140
	> Pharmaceuticals 0.5%
1,996,847	Akorn (a)	11,522
	Develops, Manufactures & Sells Specialty Generic Drugs
		11,522
Health Care: Total		30,662

Total Equities: 98.4% (Cost: $1,605,495)		2,217,585

Securities Lending Collateral: 1.2%
27,281,880	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.00%)	27,282
Total Securities Lending Collateral: (Cost: $27,282)		27,282

Short-Term Obligations 1.1%
	> Repurchase Agreement 0.6%
$14,399	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 12/01/17, market value $14,690 (repurchase proceeds $14,399)	14,399
		14,399
	> Commercial Paper 0.5%
11,600	ConocoPhillips (f) 0.24% Due 4/07/11	11,599
		11,599
Total Short-Term Obligations: (Amortized Cost: $25,998)		25,998

Total Investments: 100.7% (Cost: $1,658,775)(g)		2,270,865

Obligation to Return Collateral for Securities Loaned: (1.2)%		(27,282)

Cash and Other Assets Less Liabilities: 0.5%		10,585

Total Net Assets: 100.0%		$2,254,168

ADR = American Depositary Receipts

Columbia Acorn Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•        Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$577,516	$37,058	$—	$614,574
Industrial Goods & Services	400,559	—	—	400,559
Information	385,994	—	—	385,994
Energy & Minerals	300,123	61,198	20,000	381,321
Finance	294,041	—	—	294,041
Other Industries	110,434	—	—	110,434
Health Care	30,662	—	—	30,662
Total Equities	2,099,329	98,256	20,000	2,217,585
Total Securities Lending Collateral	27,282	—	—	27,282
Total Short-Term Obligations	—	25,998	—	25,998
Total Investments	$2,126,611	$124,254	$20,000	$2,270,865

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stocks using a model based on Black Scholes.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement that are not yet trading are valued using a market approach for which management has determined that the original transaction price is the best representation of fair value. The original cost may be adjusted for the market movement in an index, ETF or similar security during the period it does not trade.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Equities
Energy & Minerals	$20,000	$—	$—	$—	$—	$—	$—	$20,000
	$20,000	$—	$—	$—	$—	$—	$—	$20,000

> Notes to Statement of Investments (dollar values in thousands)

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation (depreciation) attributed to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/11	Value	Dividend
Canacol Energy	36,240,000	—	1,710,000	34,530,000	$53,301	$—
Canadian Overseas Petroleum+	16,800,000	36,000,000	16,800,000	36,000,000	15,434	—
Canadian Solar	3,200,000	—	—	3,200,000	36,064	—
Eacom Timber	38,000,000	—	—	38,000,000	19,974	—
Globalstar	15,000,000	—	—	15,000,000	19,050	—
IFM Investments (Century 21 China RE) - ADR	2,300,000	—	—	2,300,000	8,165	—
Petrodorado+	45,544,000	6,456,000	—	52,000,000	19,090	—
Real Goods Solar	1,500,000	100,000	—	1,600,000	4,240	—
Sanmina-SCI	7,100,000	—	—	7,100,000	79,591	—
ShaMaran Petroleum	35,950,000	2,843,100	449,200	38,343,900	37,968	—
Synthesis Energy Systems	4,500,000	—	73,670	4,426,330	12,482	—
Tuscany International Drilling* +	13,224,000	3,622,000	5,112,000	11,734,000	17,204	—
VisionChina Media - ADR*	3,675,000	—	—	3,675,000	15,913	—
WNS - ADR	4,200,000	—	—	4,200,000	44,310	—
Total of Affiliated Transactions	227,233,000	49,021,100	24,144,870	252,109,230	$382,786	$—

*            At March 31, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

+            Includes the effects of a corporate action.

The aggregate cost and value of these affiliated companies at March 31, 2011, were $376,825 and $349,669, respectively. Investments in affiliated companies represented 15.5% of the Fund’s total net assets at March 31, 2011.

(c)          All or a portion of this security was on loan at March 31, 2011. The total market value of Fund securities on loan at March 31, 2011 was $25,755.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2011, the value of these securities amounted to $81,198, which represented 3.60% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10	9,090,909	$20,000	$20,000
Eacom Timber	3/17/10	38,000,000	18,812	19,974
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	13,343
Tuscany International Drilling	3/18/10-3/23/10	7,524,000	7,524	11,636
Canacol Energy	4/15/10	4,000,000	2,963	6,065
Petromanas	5/20/10	13,125,000	4,561	4,444
Petrodorado - Warrants	11/20/09	17,144,000	2,118	3,091
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	2,091
Petromanas - Warrants	5/20/10	6,562,500	380	431
Tuscany International Drilling - Warrants	2/12/10	760,000	94	123
			$68,214	$81,198

(e)          Investment made with cash collateral received from securities lending activity.

(f)            Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers is also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2011, this security had an aggregate value of $11,599, which represented 0.5% of net assets.

(g)         At March 31, 2011, for federal income tax purposes, the cost of investments was $1,658,775 and net unrealized appreciation was $612,090, consisting of gross unrealized appreciation of $801,287 and gross unrealized depreciation of $189,197.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2011

Number of Shares		Value (000)

	> Affiliated Stock Funds: 60.3%
396	Columbia Acorn International, Class I	$16,412
1,199	Columbia Dividend Income Fund, Class I	16,390
390	Columbia Acorn Fund, Class I	12,444
566	Columbia Marsico Growth Fund, Class I	12,331
285	Columbia Acorn Select, Class I	8,260
638	Columbia Large Cap Enhanced Core Fund, Class I	8,201
544	Columbia Contrarian Core Fund, Class I	8,178
Total Stock Funds: (Cost: $62,065)		82,216

	> Affiliated Bond Funds: 39.4%
2,960	Columbia Intermediate Bond Fund, Class I	26,875
1,454	Columbia U.S. Treasury Index Fund, Class I	16,040
1,108	Columbia Income Opportunities Fund, Class I	10,780
Total Bond Funds: (Cost: $53,262)		53,695

Principal Amount (000)

Short-Term Obligation: 0.4%
	> Repurchase Agreement: 0.4%
$611	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/11, due 4/01/11 at 0.07%, collateralized by a U.S. Government Agency obligation maturing 12/01/17, market value $624 (repurchase proceeds $611)	611
Total Short-Term Obligation: (Cost: $611)		611

Total Investments: 100.1% (Cost: $115,938)(a)		136,522

Cash and Other Assets Less Liabilities: (0.1)%		(198)

Total Net Assets: 100.0%		$136,324

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Investments in portfolio funds are valued at their net asset values as reported by the portfolio funds. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•        Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Stock Funds	$82,216	$—	$—	$82,216
Total Bond Funds	53,695	—	—	53,695
Total Short-Term Obligation	—	611	—	611
Total Investments	$135,911	$611	$—	$136,522

The Fund’s assets assigned to the Level 2 category include certain short-term obligations generally valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

(a)          At March 31, 2011, for federal income tax purposes, the cost of investments was $115,938 and net unrealized appreciation was $20,584, consisting of gross unrealized appreciation of $21,138 and gross unrealized depreciation of $554.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 19, 2011

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 19, 2011